As filed with the Securities and Exchange Commission on March 2, 2007
Registration No. 333-51955
Registration No. 811-08017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐
Pre-Effective Amendment No.                 ☐
Post-Effective Amendment No. 12       ☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
Pre-Effective Amendment No.                 ☐
Post-Effective Amendment No. 46       ☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE ASSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President, General Counsel and Secretary	Vice President
Annuity Investors Life Insurance Company	Annuity Investors Life Insurance Company
P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☐	on (date)pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☑	on (May 1, 2007) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	The Commodore Independence® Individual And Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B®
The Commodore Independence
File No. 333-51955
Cross-Reference Sheet

Form N-4 Part A Item No.			Heading in Prospectus

1.	Cover Page		Cover Page

2.	Definitions		Definitions; Glossary of Financial Terms

3.	Synopsis		Expense Tables; Overview

4.	Condensed Financial Information

	(a)	Condensed financial information	Condensed Financial Information; Appendix A

	(b)	Financial statements	Financial Statements; (SAI) Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies

	(a)	Depositor	Annuity Investors Life Insurance Company®

	(b)	Registrant	The Separate Account

	(c)	Portfolio company	The Portfolios; Appendix B

	(d)	Prospectus	The Portfolios

	(e)	Voting	Voting of Portfolio Shares

	(f)	Administrator	Not Applicable

6.	Deductions and Expenses

	(a)	Deductions	Charges and Deductions; Distribution of Variable Annuity Contracts

	(b)	Sales load	Not Applicable

	(c)	Special purchase plans	Charges and Deductions

	(d)	Commissions	Distribution of Variable Annuity Contracts

	(e)	Portfolio company expenses	Overview

	(f)	Operating expenses	Distribution of Variable Annuity Contracts

7.	General Description of Variable Annuity Contracts

	(a)	Persons with rights	The Contracts

	(b)	(i) Allocations of premium payments	Purchase Payments and Allocation to Investment Options

		(ii) Transfers	Transfers

		(iii) Exchanges	Not Applicable

Form N-4 Part A Item No.			Heading in Prospectus
	(c)	Changes in contracts or operations	Additions, Deletions or Substitutions of Portfolios

	(d)	Inquiries	How Do I Contact the Company?

	(e)	Frequent transfer risks	Transfer Restrictions Related to Active Trading Strategies

8.	Annuity Period		Annuity Benefit: Settlement Options; Calculation of Benefit Payments

9.	Death Benefit		Death Benefit; Settlement Options: Calculation of Benefit Payments

10.	Purchases and Contract Values

	(a)	Purchases	Purchase Payments, and Allocations to Investment Options; Glossary of Financial Terms

	(b)	Impact of investment performance	Glossary of Financial Terms; Charges and Deductions

	(c)	Daily calculation	Purchase Payments, Glossary of Financial Terms

	(d)	Underwriter	Distribution of Variable Annuity Contracts

11.	Redemptions

	(a)	Redemptions	Surrender and Withdrawals

	(b)	Texas Optional Retirement Program	Texas Optional Retirement Program

	(c)	Check delay	Surrender and Withdrawals

	(d)	Involuntary redemption	Termination

	(e)	Free look	Right to Cancel

12.	Taxes		Federal Tax Matters

13.	Legal Proceedings		Annuity Investors Life Insurance Company

14.	Table of Contents for Statement of Additional Information		Statement of Additional Information

Form N-4 Part B Item No.		Heading in Prospectus or SAI (as indicated)

15.	Cover Page	(SAI) Cover Page

16.	Table of Contents	(SAI) Table of Contents

17.	General Information and History	(SAI) General Information and History

18.	Services

	(a) Fees and expenses of registrant	(Prospectus) Expense Tables

	(b) Management contracts	Not Applicable

	(c) Custodian	Not Applicable

Form N-4 Part B Item No.			Heading in Prospectus or SAI (as indicated)
		Independent auditors	(SAI) Experts

	(d)	Assets of registrant	Not Applicable

	(e)	Affiliated persons	Not Applicable

	(f)	Principal underwriter	Not Applicable

19.	Purchase of Securities Being Offered

	(a)	Purchases	(Prospectus) Distribution of Variable Annuity Contracts

	(b)	Sales load	Not Applicable

	(c)	Frequent transfer arrangements	(SAI) Other Restrictions

20.	Underwriters		(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data

	(a)	Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

	(b)	Other subaccounts	Not Applicable

22.	Annuity Payments		(Prospectus) Calculation of Benefit Payments; (SAI) Benefits Units-Transfer Formulas

23.	Financial Statements		(SAI) Financial Statements
Form N-4 Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE INDEPENDENCE®
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2007
This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. The Contracts offer tax-deferred treatment of earnings, Annuity Benefits, two optional guaranteed minimum withdrawal benefits, and a Death Benefit. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus. The Contracts offer both variable and fixed investment options.
The variable investment options are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offer 46 Subaccounts. Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Portfolios are listed below.

AIM Variable Insurance Funds	Financial Investors Variable Insurance Trust
AIM V.I. Capital Development Fund—Series I Shares	Ibbotson Balanced ETF Asset Allocation Portfolio—
AIM V.I. Core Equity Fund—Series I Shares	Ibbotson Conservative ETF Asset Allocation Portfolio
AIM V.I. Financial Services Fund—Series I Shares	Ibbotson Growth ETF Asset Allocation Portfolio
AIM V.I. Global Health Care Fund—Series I Shares	Ibbotson Income and Growth ETF Asset Allocation Portfolio
AIM V.I. High Yield Fund—Series I Shares
AIM V.I. Small Cap Equity Fund—Series I Shares	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund—Class 2

American Century Variable Portfolios
American Century VP Large Company Value Fund—Class I	Janus Aspen Series
American Century VP Mid Cap Value Fund—Class I American Century VP Ultra® Fund—Class I	Janus Aspen Series Balanced Portfolio—Institutional Shares Janus Aspen Series Forty Portfolio—Institutional Shares
American Century VP Vista SM Fund—Class I	Janus Aspen Series International Growth Portfolio—Inst. Shares
Janus Aspen Series Large Cap Growth Portfolio—Inst. Shares
Calamos Advisors Trust®	Janus Aspen Series Mid Cap Growth Portfolio—Inst. Shares
Calamos Growth and Income Portfolio—
Oppenheimer Variable Account Funds
Davis Variable Account Fund, Inc.	Oppenheimer Balanced Fund/VA—Initial Shares
Davis Value Portfolio—	Oppenheimer Capital Appreciation Fund/VA—Initial Shares
Oppenheimer Main Street Fund®/VA—Initial Shares
Dreyfus Investment Portfolio
Dreyfus IP Technology Growth Portfolio—Initial Shares	PIMCO Variable Insurance Trust
PIMCO VIT Real Return Portfolio—Administrative Class
The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares	PIMCO VIT Total Return Portfolio—Administrative Class
Dreyfus Stock Index Fund, Inc.—Initial Shares	Van Kampen-The Universal Institutional Funds, Inc.
Van Kampen UIF Core Plus Fixed Income Portfolio—Class I
Dreyfus Variable Investment Fund	Van Kampen UIF Mid Cap Growth Portfolio—
Dreyfus VIF Appreciation Portfolio—Initial Shares	Van Kampen UIF U.S. Mid Cap Value Portfolio—Class I
Dreyfus VIF Developing Leaders Portfolio—Initial Shares	Van Kampen UIF U.S. Real Estate Portfolio—Class I
Dreyfus VIF Growth and Income Portfolio—Initial Shares	Van Kampen UIF Value Portfolio—Class I
Dreyfus VIF Mid-Cap Stock Portfolio—
Dreyfus VIF Money Market Portfolio	Wilshire Variable Insurance Trust
Wilshire 2010 Moderate Fund—
DWS Investments VIT Funds	Wilshire 2015 Moderate Fund
DWS Small Cap Index VIP—Class A	Wilshire 2025 Moderate Fund
Wilshire 2035 Moderate Fund
Wilshire 2045 Moderate Fund
The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer 2 fixed investment options: the Fixed Accumulation Account option and the Fixed Account One-Year Guarantee option.

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2007, contains more information about the Separate Account and the Contracts. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus.
For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the Securities and Exchange Commission (“SEC”) with respect to the Contracts, the Separate Account or the Company) at the SEC’s web site: www.sec.gov. The registration number for the Contracts is 333-51955.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured.
•	The Contracts are obligations of the Company and not of the bank or credit union.
•	The bank or credit union does not guarantee the Company’s obligations under the Contracts.
•	The Contracts involve investment risk and may lose value.
This prospectus relates to 2 versions of The Commodore Independence contract—the 2007 version and the 1998 version. Some provisions in the 2007 version differ from the corresponding provisions in the 1998 version. We have noted these differences in this prospectus. Please refer to the form number on your Contract or certificate to determine the applicable Contract version.

2007 Version Form Numbers	1998 Version Form Numbers

P 1803206 (individual contract)	A 802 (NQ98)-3 and A 802 (Q98)-3 (individual contracts)
G 2010407 (group contract)	G 802 (99)-3 (group contract)
C 2010507 (participant certificate )	G 802 (99)-3 (participant certificate)
For assistance in identifying the version of the Contract that you own or the group Contract under which you are a participant, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

v

DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.
Account Value
The aggregate value of your interest in all of the Subaccounts and the Fixed Account options as of the end of any Valuation Period.
Accumulation Unit
A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.” See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.
Annuitant
The natural person on whose life Annuity Benefit payments are based. More information about the Annuitant is included in the Contracts section of this prospectus.
Annuity Benefit
The payments that may be made under the Annuity Benefit section of the Contract.
Benefit Unit
A unit of measure used to determine the dollar value of any variable dollar benefit payments. The value of a Benefit Unit is referred to as the “Benefit Unit Value.” See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.
Contract Anniversary
The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.
Contract Year
Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.
Company
Annuity Investors Life Insurance Company®.
➢	The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.
Commencement Date
The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.
•	The Annuity Commencement Date is the first day of the first payment interval for which an Annuity Benefit payment is to be made. The Annuity Commencement Date is shown on the Contract specifications page.

•	The Death Benefit Commencement Date is (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.
Contract
An individual contract or interest in a group contract described in this prospectus.
Beneficiary
The person entitled to receive any Death Benefit under this Contract. More information about the Beneficiary is included in the Contract section of the prospectus.

Death Benefit
The benefit described in the Death Benefit section of the Contract.
Fixed Account
The Fixed Account is part of the Company’s general account. The Fixed Account options are listed in the “Allocations to Investment Options” section of this prospectus.
Owner
For purposes of this prospectus, references to Owner mean (1) the owner of an individual annuity contract or (2) the participant in a group annuity contract (even though the participant is not the owner of the group contract itself).
· The words “you” and “your” in this prospectus also refer to the Owner as defined above.
Portfolio
A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.
Purchase Payments
An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.
Separate Account
Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company,
Subaccount
A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.
SEC
Securities and Exchange Commission.
Tax Qualified Contract
A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.
Valuation Date
Each day on which the New York Stock Exchange is open for business.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.
Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us and
•	on our form or in a manner satisfactory to us and
•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

EXPENSE TABLES
[Expense tables and examples will be updated by post-effective amendment.]
These tables describe the fees and expenses you will pay when you buy or hold the Contract. No charges are imposed when you withdraw amounts from or surrender the Contract.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales load imposed on Purchase Payments	None
Sales load imposed on withdrawals or on surrenders	None

Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee	$30
Current Transfer Fee (applies to transfers in excess of 12 in any Contract Year)	$25

Loan Interest Spread*	3.00%

*	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Fee
Annual Contract Maintenance Fee	$40
Separate Account Annual Expenses Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

				Enhanced Contracts
	Standard			With Administration
	Contracts	Enhanced Contracts		Charge Waived
Mortality and Expense Risk Charge	1.25%	0.95%	0.75%	0.95%	0.75%
Administration Charge	0.15%	0.15%	0.15%	0.00%	0.00%

Total Separate Account Annual Expenses	1.40%	1.10%	0.90%	0.95%	0.75%
The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. Portfolio operating expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.
Total Annual Portfolio Operating Expenses
[Portfolio expense information will be updated by post-effective amendment]

	Minimum	Maximum
Before any fee reduction or expense reimbursement *	0.27%	1.57%
After contractual fee reductions and/or expense reimbursements **	0.27%	1.20%

*	The expenses are shown for the year ended December 31, 2006, and do not reflect any fee reduction or expense reimbursements.

**	The advisors and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Fee reduction and expense reimbursement arrangements reflected in the table above will remain in effect at least through April 30, 2008. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio’s prospectus.

Portfolio Annual Expenses
(Before Fee Reduction and/or Expense Reimbursement)

			Total
	Management	Other	Annual
Portfolios Without Service Fees	Fees	Expenses	Expenses(1)

AIM V.I. Capital Development Fund—Series I Shares(2)(3)	0.75%	0.34%	1.09%
AIM V.I. Core Equity Fund—Series I Shares(2)(4)	0.60%	0.27%	0.87%
AIM V.I. Financial Services Fund—Series I Shares(2)	0.75%	0.37%	1.12%
AIM V.I. Global Health Care Fund—Series I Shares(2)(3)	0.75%	0.33%	1.08%
AIM V.I. High Yield Fund—Series I Shares(5)(6)	0.63%	0.54%	1.17%
AIM V.I. Small Cap Growth Fund—Series I Shares(3)(5)(7)	0.85%	0.72%	1.57%
American Century VP Large Company Value Fund—Class I Shares(8)(9)	0.90%	0.04%	0.94%
American Century VP Mid Cap Value Fund—Class I Shares(8)	1.00%	0.02%	1.02%
American Century VP Ultra® Fund—Class I Shares(8)(9)	1.00%	0.01%	1.01%
American Century VP VistaSM Fund—Class I Shares(8)	1.00%	0.01%	1.01%
Calamos Growth and Income Portfolio	%	%	%
Davis Value Portfolio	%	%	%
Dreyfus IP Technology Growth Portfolio—Initial Shares	0.75%	0.06%	0.81%
The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares	0.75%	0.06%	0.81%
Dreyfus Stock Index Fund, Inc.—Initial Shares	0.25%	0.02%	0.27%
Dreyfus VIF Appreciation Portfolio—Initial Shares	0.75%	0.05%	0.80%
Dreyfus VIF Developing Leaders Portfolio—Initial Shares	0.75%	0.06%	0.81%
Dreyfus VIF Growth and Income Portfolio—Initial Shares	0.75%	0.06%	0.81%
Dreyfus VIF Mid-Cap Stock Portfolio—%		%	%
Dreyfus VIF Money Market Portfolio	0.50%	0.09%	0.59%
DWS Small Cap Index VIP—Class A(10)	0.35%	0.16%	0.51%
Ibbotson Balanced ETF Asset Allocation Portfolio	%	%	%
Ibbotson Conservative ETF Asset Allocation Portfolio	%	%	%
Ibbotson Growth ETF Asset Allocation Portfolio	%	%	%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	%	%	%
Janus Aspen Series Balanced Portfolio—Institutional Shares	0.55%	0.02%	0.57%
Janus Aspen Series Forty Portfolio—Institutional Shares	0.64%	0.03%	0.67%
Janus Aspen Series International Growth Portfolio—Institutional Shares	0.64%	0.06%	0.70%
Janus Aspen Series Large Cap Growth Portfolio—Institutional Shares	0.64%	0.02%	0.66%
Janus Aspen Series Mid Cap Growth Portfolio—Institutional Shares	0.64%	0.03%	0.67%
Oppenheimer Balanced Fund/VA—Initial Series(11)	0.72%	0.02%	0.74%
Oppenheimer Capital Appreciation Fund/VA—Initial Series(11)	0.64%	0.02%	0.66%
Oppenheimer Main Street Fund®/VA—Initial Series(11)	0.65%	0.02%	0.67%
Templeton Foreign Securities Funds—Class 2%		%	%
Van Kampen UIF Core Plus Fixed Income Portfolio—Class I	0.75%	0.31%	0.68%
Van Kampen UIF Mid Cap Growth Portfolio—%		%	%
Van Kampen UIF U.S. Mid Cap Value Portfolio—Class I	0.72%	0.29%	1.01%
Van Kampen UIF U.S. Real Estate Portfolio—Class I	0.75%	0.28%	1.03%
Van Kampen UIF Value Portfolio—Class I	0.55%	0.37%	0.92%
Wilshire 2010 Moderate Fund	%	%	%
Wilshire 2015 Moderate Fund	%	%	%
Wilshire 2025 Moderate Fund	%	%	%
Wilshire 2035 Moderate Fund	%	%	%
Wilshire 2045 Moderate Fund	%	%	%

	Management	12b-1	Other	Total Annual
Portfolios with Service Fees	Fees	Fees	Expenses	Expenses

PIMCO Real Return Portfolio—Administrative Class(12)	0.25%	0.15%	0.26%	0.66%
PIMCO Total Return Portfolio—Administrative Class(13)	0.25%	0.15%	0.25%	0.65%

(1)	Data for each Portfolio are for its fiscal year ended December 31, 2006. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, to reduce or waive expenses, and/or to reimburse expenses. The specific terms of such caps, waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

	Management		Reduction or	Total Net
Portfolio	Fees	Other Expenses	Reimbursement	Annual Expenses

AIM V.I. High Yield Fund(5)(6)	0.63%	0.54%	0.21%	0.96%
AIM V.I. Small Cap Growth Fund(3)(5)(7)	0.85%	0.72%	0.42%	1.15%
Van Kampen UIF Value Portfolio	0.55%	0.37%	0.07%	0.85%

(2)	The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: interests; taxes; dividend expense on short sales; extraordinary items; expenses related to a merger or reorganization as approved by the Fund’s Board of Trustees; and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement. The expense limitation agreement is in effect through April 30, 2007.

(3)	Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(4)	As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006, the Fund’s Total Annual Operating Expenses have been restated to reflect such reorganization. Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above) of Series I shares to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(5)	Effective July 1, 2005, the Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above) of Series I shares to the following percentages of average daily net assets: 0.95% for the High Yield Fund, 1.15% for the Small Cap Equity Fund, and 1.20% for the Small Company Growth Fund. The fee waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.

(6)	Other Expenses include interest expense of 0.01%.

(7)	Effective July 3, 2006, the Fund’s name was changed from AIM V.I. Small Cap Equity Fund to AIM V.I. Small Cap Growth Fund and its investment objective and/or investment strategies were changed.

(8)	“Other Expenses,” which include the fees and expenses of the Fund’s independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

(9)	The Fund has a stepped fee schedule. As a result, the Fund’s management fee rate generally decreases as the Fund’s assets increase and increases as the Fund’s assets decrease.

(10)	Through May 31, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s operating expenses at 0.450% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses. In addition, from June 1, 2006, through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s operating expenses at a ratio no higher than 0.483% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses. The information has been restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(11)	Expenses may vary in future years. “Other Expenses” in the table above include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund’s transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year, for both classes. That undertaking may be amended or withdrawn at any time. For the Fund’s fiscal year ended December 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

(12)	“Other Expenses” reflect an administrative fee of 0.25% and interest expense. Interest expense is generally incurred as a result of investment management activities. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(13)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:
•	the Contract Owner transaction expenses (described in the first table)
•	the annual Contract maintenance fee and the Separate Account expenses (described in the second table) and
•	Portfolio fees and expenses (described in the third table).
The examples assume you invest $10,000 in the standard Contract for the time periods indicated and your investment has a 5% return each year. The examples also assume either the maximum (1.57%) or the minimum (0.27%) fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$345	$1,102	$1,957	$4,596
Minimum	$213	$686	$1,230	$2,955
(2)	If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$345	$1,102	$1,957	$4,596
Minimum	$213	$686	$1,230	$2,955
(3)	If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	$345	$1,102	$1,957	$4,596
Minimum	$213	$686	$1,230	$2,955
FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. This information includes the following information for the standard Contracts and the enhanced Contracts:
•	year-end accumulation unit values for each Subaccount from December 31, 1997 to December 31, 2006 (or from the end of the year of inception to December 31, 2006)
•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW
What is the Separate Account?
The Separate Account is an account that was established and is maintained by the Company. It is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.
What Are the Contracts?
The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus.
The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general.
Before the Commencement Date, you can allocate Purchase Payments among any of the variable investment options currently offered and two Fixed Account options.
•	The variable investment options are the Subaccounts. Each Subaccount invests in a Portfolio. You bear the risk of any investment gain or loss on amounts allocated to the Subaccounts.
•	The Fixed Account options earn a fixed rate of interest declared by us, which will be at least 3% per year. We guarantee amounts invested in a Fixed Account option and the earnings on those amounts so long as those amounts remain in the Fixed Account option.
After the Commencement Date, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a registered securities representative.
You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.
Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender a Contract?
There are no charges imposed on withdrawals from the Contracts or surrenders of the Contracts, except that the annual Contract maintenance fee will be deducted at the time of a surrender. Withdrawal and surrender procedures are described in the Withdrawals and Surrenders section of this prospectus.
A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances. Tax consequences of a withdrawal or a surrender are described in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?
We will charge the fees and charges listed below unless we reduce or waive the fee or charge as discussed in the Charges and Deductions section of this prospectus. The mortality and expense risk charge may never be entirely waived.
•	An annual Contract maintenance fee, which is assessed only against investments in the Subaccounts
•	A transfer fee for certain transfers among investment options
•	An administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts
•	A mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts
•	Premium taxes, if any
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December 31, 2006 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and your name. You may also contact us through our web site, www.annuityinvestors.com.

THE PORTFOLIOS
Portfolios
The Separate Account currently is divided into 46 Subaccounts.. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives, policies and practices of each Portfolio, the investment advisory services and administrative services of each Portfolio, and the expenses of each Portfolio.
You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts.
There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund	A I M Advisors, Inc.
Series I Shares	Equity fund
AIM V.I. Core Equity Fund	A I M Advisors, Inc.
Series I Shares	Equity fund
AIM V.I. Financial Services Fund	A I M Advisors, Inc.
Series I Shares	Equity fund
AIM V.I. Global Health Care Fund	A I M Advisors, Inc.
Series I Shares	Equity fund
AIM V.I. High Yield Fund	A I M Advisors, Inc.
Series I Shares	Bond fund
AIM V.I. Small Cap Equity Fund	A I M Advisors, Inc.
Series I Shares	Equity fund
AIM V.I. Small Cap Growth Fund	A I M Advisors, Inc.
Series I Shares	Equity fund

American Century Variable Portfolios, Inc.
American Century VP Large Company Value Fund	American Century Investment Management, Inc.
Class I Shares	Equity fund
American Century VP Mid Cap Value Fund	American Century Investment Management, Inc.
Class I Shares	Equity fund
American Century VP Ultra® Fund	American Century Investment Management, Inc.
Class I Shares	Equity fund
American Century VP VistaSM Fund	American Century Investment Management, Inc.
Class I Shares	Equity fund

Calamos® Advisors Trust
Calamos Growth and Income Portfolio	Calamos Advisors LLC
Balanced fund

Portfolio	Adviser and Type of Fund
Davis Variable Account Fund, Inc.
Davis Value Portfolio	Davis Selected Advisers, L.P.
Sub-Adviser—Davis Selected Advisers-NY, Inc.
Equity fund

Dreyfus Portfolios
Dreyfus Investment Portfolio Technology Growth Portfolio	The Dreyfus Corporation
Initial Shares	Equity fund
The Dreyfus Socially Responsible Growth Fund, Inc.	The Dreyfus Corporation
Initial Shares	Equity fund
Dreyfus Stock Index Fund, Inc.	The Dreyfus Corporation
Initial Shares	Index Manager—Mellon Equity Associates
(an affiliate of Dreyfus) Index fund
Dreyfus Variable Investment Fund Appreciation	The Dreyfus Corporation Sub-Adviser—Fayez
Portfolio Initial Shares	Sarofim & Co Equity fund
Dreyfus Variable Investment Fund Developing Leaders	The Dreyfus Corporation
Portfolio Initial Shares	Equity fund
Dreyfus Variable Investment Fund Growth and	The Dreyfus Corporation
Income Portfolio Initial Shares	Balanced fund
Dreyfus Variable Investment Fund Mid-Cap Stock Portfolio	The Dreyfus Corporation
Equity fund
Dreyfus Variable Investment Fund Money Market Portfolio	The Dreyfus Corporation
Money market fund

DWS Investments VIT Funds
DWS Small Cap Index VIP	Deutsche Asset Management, Inc.
Class A	Sub-Adviser—Northern Trust Investments, N.A. Index fund

Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Sub-Adviser—Ibbotson Associates, Inc.
Balanced fund of funds
Ibbotson Conservative ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Sub-Adviser—Ibbotson Associates, Inc.
Fixed income fund of funds
Ibbotson Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Sub-Adviser—Ibbotson Associates, Inc.
Equity fund of funds
Ibbotson Income and Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Sub-Adviser—Ibbotson Associates, Inc.
Balanced fund of funds

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund	Advisor—Templeton Investment Counsel, LLC
Class 2	Sub-Advisor—Franklin Templeton Investment
Management Limited Equity fund

Janus Aspen Series
Janus Aspen Series Balanced Portfolio	Janus Capital Management LLC
Institutional Shares	Balanced fund
Janus Aspen Series Forty Portfolio	Janus Capital Management LLC
Institutional Shares	Equity fund
Janus Aspen Series International Growth Portfolio	Janus Capital Management LLC
Institutional Shares	Equity fund

Portfolio	Adviser and Type of Fund
Janus Aspen Series Large Cap Growth Portfolio	Janus Capital Management LLC
Institutional Shares	Equity fund
Janus Aspen Series Mid Cap Growth Portfolio	Janus Capital Management LLC
Institutional Shares	Equity fund

Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA	OppenheimerFunds
Initial Shares	Balanced fund
Oppenheimer Capital Appreciation Fund/VA	OppenheimerFunds
Initial Shares	Equity fund
Oppenheimer Main Street Fund®/VA	OppenheimerFunds
Initial Shares	Equity fund

PIMCO Variable Insurance Trust
PIMCO VIT Real Return Portfolio	Pacific Investment Management Company LLC
Administrative Class	Equity fund
PIMCO VIT Total Return Portfolio	Pacific Investment Management Company LLC
Administrative Class	Equity fund

Wilshire
Wilshire 2010 Moderate Fund	Wilshire Associates Incorporated
Balanced fund of funds
Wilshire 2015 Moderate Fund	Wilshire Associates Incorporated
Balanced fund of funds
Wilshire 2025 Moderate Fund	Wilshire Associates Incorporated
Equity fund of funds
Wilshire 2035 Moderate Fund	Wilshire Associates Incorporated
Equity fund of funds
Wilshire 2045 Moderate Fund	Wilshire Associates Incorporated
Equity fund of funds

Van Kampen—The Universal Institutional Funds, Inc.
Van Kampen UIF Core Plus Fixed Income Portfolio	Van Kampen(1)
Class I	Bond fund
Van Kampen UIF Mid Cap Growth Portfolio	Van Kampen(1)
Equity fund
Van Kampen UIF U.S. Mid Cap Value Portfolio	Van Kampen(1)
Class I	Equity fund
Van Kampen UIF U.S. Real Estate Portfolio	Van Kampen(1)
Class I	Equity fund
Van Kampen UIF Value Portfolio	Van Kampen(1)
Class I	Equity fund

(1)	Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios.
Additions, Deletions, or Substitutions of Portfolios
We may add or delete Subaccounts and may merge and combine Subaccounts. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. In the event of any addition, deletion, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event.
Additions, deletions, mergers, combinations or substitutions of Subaccounts or Portfolios may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. The Portfolio prospectuses describe the possibility of material conflicts of interest in greater detail.

We will obtain approval of additions, deletions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we eliminate a Subaccount or make a substitution.
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us.

CHARGES AND DEDUCTIONS
Charges and Deductions by the Company
We assess two types of charges and deductions. We assess charges to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values or Benefit Unit Values. These charges are the annual Contract maintenance fee, transfer fees, and premium taxes, where applicable. We also assess charges against the Separate Account. These charges are reflected in the Accumulation Unit Values and Benefit Unit Values. These charges are the administration charge and the mortality and expense risk charge.
Except as described below, we will never charge more to a Contract than the fees and charges described below, even if our actual expenses exceed the total fees and charges collected. If the fees and charges that we collect exceed the actual expenses that we incur, the excess will be profit to us and will not be returned to Owners.
✓ Net asset value	The amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.
Contract Maintenance Fee

Purpose of Fee	To offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$40.00 per year.

When Assessed	Before the Commencement Date, we deduct this fee as of the Valuation Period after each Contract Anniversary that this Contract is in effect. After the Commencement Date, we deduct a portion of the annual fee from each variable dollar payment. We also deduct the full annual fee at the time of a surrender.

Assessed Against What	Amounts invested in the Subaccounts. The fee does not apply to the Fixed Account. Before the Commencement Date, we deduct this fee pro rata from the Subaccounts in which the Contract has an interest at that time. After the Commencement Date, if variable payments are to be made, we deduct a pro rata portion of the annual fee from each payment.

Waivers	Before the Commencement Date if the Account Value is at least $40,000 on the date the fee is due (individual Contracts only). After the Commencement Date if the amount applied to a variable dollar benefit is at least $40,000 (individual Contracts only). In our discretion where we incur reduced sales and servicing expenses. After the Commencement Date where required to satisfy state law.

Transfer Fee

Purpose of Fee	To offset costs incurred in administering the Contracts.

Amount of Fee	$25 for each transfer in excess of 12 in any Contract Year. We reserve the right to change the amount of this fee at any time.

When Assessed	Before the Commencement Date.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a Contract Year. We reserve the right to eliminate this waiver at any time. We reserve the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee. We also reserve the right to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Withdrawals and Surrenders section of this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.
Administration Charge

Purpose of Charge	To offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date.

Assessed Against What	Amounts invested in the Subaccounts. This charge does not apply to the Fixed Account.

Waivers	May be waived or reduced in our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	As compensation for assuming mortality and expense risks under the Contract.
• We assume mortality risks because we are obligated under the Contracts to make Annuity Benefit payments and Death Benefit payments.

•    We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the Contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date.

Assessed Against What	Amounts invested in the Subaccounts. This charge does not apply to the Fixed Account.

Waivers	When we expect to incur reduced sales and servicing expenses, we may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Contracts.” The mortality and expense risk charge under an Enhanced Contract is either:
• a daily charge of 0.002615% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.95%, or

• a daily charge of 0.002063% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.75%.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value at the time that the tax is imposed.
Discretionary Waivers of Charges
We will look at the following factors to determine if we will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made, (2) the total amount of Purchase Payments to be received, and (3) any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS
Generally you can make one or more Purchase Payments at any time before the Annuity Commencement Date. We will allocate Purchase Payments to the available Subaccounts and Fixed Account options according to your instructions.
You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus.
Purchase Payments
Purchase Payments must be received by us at our Variable Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Upon request, we will provide you with a receipt as proof of payment.
Current Restrictions on Purchase Payment Amounts

	Tax Qualified Contract	Non Tax Qualified Contract
Minimum amounts
Minimum initial Purchase Payment	$20,000	$20,000
Minimum additional Purchase Payment	$50	$100

Maximum amounts
Maximum single Purchase Payment	$500,000 or Company approval	$500,000 or Company approval
We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.
We will apply your initial Purchase Payments to your account using the following rules.
•	If the application form is in good order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment.
•	If the application form is not in good order, we will attempt to get the application form in good order within 5 business days. If the application form is not in good order at the end of 5 business days, we will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically agrees that we may keep the Purchase Payment until the application form is in good order. Once the application form is in good order, we will apply the Purchase Payment within 2 business days.
We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment. If the additional Purchase Payment or any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.
Allocations to Investment Options
You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or Fixed Account options. Allocation instructions must be made by Written Request.

Subaccount Options	Fixed Account Options
See the Portfolios section of this prospectus for a list of the currently available Subaccounts.	The currently available Fixed Account options for individual Contracts are:
•   Fixed Accumulation Account

•   Fixed Account One-Year Guarantee Period

The Fixed Account options are not available under group Contracts.

Interests in the Subaccounts are securities registered with the SEC. You bear the risk of investment gain or loss on amounts allocated to the Subaccounts.
Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. We guarantee amounts allocated to the Fixed Account options and interest credited to the Fixed Account options.
Current Restrictions on Allocations

Minimum Allocations
Minimum allocation to any Subaccount	$10
Minimum allocation to Fixed Accumulation Account	$10
Not available under group Contracts.

Minimum allocation to Fixed Account One-Year Guarantee Period	$2,000
Not available under group Contracts.
No amounts may be allocated to this option if the guarantee period ends after the Annuity Commencement Date.

Allocation During Right to Cancel Period	No current restrictions, however, we reserve the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period.
We may, in our sole discretion, restrict or prohibit allocations to Subaccounts or Fixed Account options from time to time on a nondiscriminatory basis.
Renewal of Fixed Account One-Year Guarantee Period Option
An amount that is allocated or transferred to the Fixed Account One-Year Guarantee Period option will mature at the end of one year.
When an amount matures, you may transfer it to any of the Fixed Account options or Subaccounts that are then available to you under this Contract. We must receive a Written Request to transfer the maturing amount within the 30 day period that ends on the date that the amount matures. The transfer will be effective on the day after the amount matures.
If you do not transfer the amount, then we will apply it to a new guarantee period under the same option if it is then available to you. The interest rate for the new period will be the then current rate for that option. If that option is not available to you, then the amount will be transferred to the Fixed Accumulation Account. The renewal or transfer will be effective on the day after the amount matures.

1998 Version	An amount that was allocated or transferred to any of the then available Fixed Account options with a guarantee period will mature at the end of the period. When an amount matures, you may transfer it as indicated above. No amount may be allocated to a guarantee period option that would extend beyond the Owner’s 85th birthday or 5 years after the effective date of the Contract, if later (the “85/5 restriction”). If you do not transfer the amount, then we will apply it to a new guarantee period under the One-Year Guarantee Period Option. If that guarantee period is not available due to the 85/5 restriction, then the amount will be transferred to the Fixed Accumulation Account.
Additional Information about Fixed Account Options
Your Contract contains more information about the Fixed Account options, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Account options.

TRANSFERS
Transfers
Before the Commencement Date, you may transfer amounts among Subaccounts, between Fixed Account options (where available), and/or between Subaccounts and Fixed Account options (where available).
A transfer is effective on the Valuation Date during which we receive the request for transfer. We will process transfers at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.
Current Restrictions on Transfers

Minimum transfer amounts

Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less

Minimum transfer from any Fixed Account option	$500 or balance of Fixed Account option, if less
No amounts may be transferred from a Fixed Account option during the first Contract Year
Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.

Minimum transfer to Fixed Account One-Year Guarantee Period	$2,000
Not available under group Contracts.
No amounts may be transferred to this option if the guarantee period ends after the Annuity Commencement Date.

Maximum transfer amounts
Maximum transfer from a Fixed Account option	If a transfer is made in connection with a renewal of the Fixed Account One-Year Guarantee Period option, the entire amount that has matured may be transferred.
Other transfers from a Fixed Account option during a Contract Year may not exceed the greater of (1) $500 and (2) 20% of the value of that option as of the most recent Contract Anniversary.
We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of any Subaccount or Fixed Account option on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion.
Automatic Transfer Programs
Before the Commencement Date, we offer the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching between investment options available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge. However, we reserve the right to impose a transfer fee for participation in these programs in such amount as we may then determine to be reasonable.

Program and		Minimum
Risk Disclosure	Description	Account Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
Automatic transfers on a monthly or quarterly basis
•   from the money market Subaccount to any other Subaccount(s), or

•   from the Fixed Accumulation Account option (where available) to any Subaccount(s).
Source of funds must be at least $10,000.
Minimum transfer per month is $500.

When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by you.

Dollar cost averaging transfers may not be made to either of the Fixed Account options.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatic transfers of amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter.
Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000.

Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year.

		Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest Sweep is not available under group Contracts.
How to Request a Transfer
Currently, you may make a transfer request by Written Request or any of the following alternate methods:
•	by telephone at 1-800-789-6771
•	by facsimile at 513-412-3766 or
•	over the Internet through our web site at www.annuityinvestors.com.
All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.
You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

     We will not be liable for complying with transfer instructions that we reasonably believe to be genuine, or for any loss, damage, cost or expense in acting on such instructions. You or the person controlling payments will bear the risk of such loss. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Changes in or Termination of Automatic Transfer Programs
You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, you must send us a Written Request by U.S. or overnight mail, or by facsimile at 513-412-3766. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.
We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.
Transfer Restrictions Related to Active Trading Strategies
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Appendix C to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS
You can access your Account Value before the Annuity Commencement Date through withdrawals from the Contract, Contract loans (if available), or a surrender of the Contract. Contract loans are described more fully in the next section of this prospectus.
You may take withdrawals from the Contract at any time before the Annuity Commencement Date. Withdrawals must be made by Written Request. The amount of the withdrawal must be at least $500. No withdrawal can be made that would reduce the Account Value of the Contract to less $500. A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the applicable Fixed Account options. Unless the Written Request states otherwise, the reduction in each Subaccount and Fixed Account option will be in the same proportion as the reduction in the total Account Value.
You may surrender a Contract in full for the Account Value at any time before the Annuity Commencement Date. A full surrender will terminate the Contract. Surrenders must be made by Written Request. The amount available for surrender will be the Account Value at the end of the Valuation Period in which the Written Request for surrender is received by us. Any fee, charges, loans or applicable premium tax or other taxes not previously deducted will be deducted as part of the calculation of the Account Value.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
An amount paid on a withdrawal or surrender may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.
A withdrawal or surrender is effective on the Valuation Date during which we receive the request for surrender. A withdrawal or surrender that results in the cancellation of Accumulation Units will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.
Restrictions and Charges on Withdrawals and Surrenders

	Tax Qualified Contracts	Non Tax Qualified Contracts
Minimum withdrawal amount	$500	$500

Minimum remaining Account Value after a withdrawal	$500	$500

Amount available for surrender (valued as of end of Valuation Period in which we receive the surrender request)	Account Value subject to tax law or employer plan restrictions on withdrawals	Account Value subject to employer plan restrictions on withdrawals

Contract maintenance fee on full surrender	$40

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)
Deferral of Payment
We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period:
•	when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted;
•	when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the nets assets in the Separate Account; or
•	when the SEC permits a suspension or delay in payment for the protection of security holders.

We also reserve the right to delay payment of a withdrawal or surrender from the Fixed Account. We may delay this payment for up to 6 months after we receive your Written Request.
Systematic Withdrawal
Before the Annuity Commencement Date, you may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100.
You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.
Currently, we do not charge a fee for systematic withdrawal services. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of the Contract than if annuitization were elected.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Guaranteed Lifetime Withdrawal Benefit

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.
Introduction
We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.
You cannot activate the Rider if, on the Rider Effective Date, the Insured will be 81 years old or older (86 years old or older for a non tax qualified Contract). You cannot activate the Rider if the Guaranteed Minimum Withdrawal Benefit Rider is in effect. You cannot activate the Rider if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis. Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
•	The Rider is not available in all states. To find out if the Rider is available in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Rider Charge
In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed x.xx% of the current Benefit Base Amount. Currently, the charge is x.xx% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
[insert list of Designated Subaccounts]

➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you reject or terminate the Rider. If the Contract allows loans, all loans must be paid off by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Benefit Base Amount Before the Benefit Start Date
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of:
(1)	your Account Value as of the most recent Rider Anniversary for which you elect to reset, less adjustments for any Excess Withdrawals since that Rider Anniversary; and
(2)	the sum of the following amounts (the “5% simple interest calculation”):
(a)	your Account Value as of the Rider Effective Date, plus a credit at the end of each of the first 5 Rider Years equal to 5% of your Account Value less your Fixed Account value; and

(b)	Purchase Payments received after the Rider Effective Date, plus a credit at the end of each of the first 5 Rider Years equal to 5% of each such Purchase Payment prorated based on the number of days that the Purchase Payment was held during such Rider Year;
and less adjustments for any Excess Withdrawals. The 5% simple interest credits will stop if you take an Excess Withdrawal.
The amount of any adjustment to the Benefit Base Amount will be proportional to the reduction in your Account Value due to the Excess Withdrawal.
Lifetime Withdrawals
Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old.

On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.
Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made. In addition, withdrawal Benefits taken before you are 59 1/2 may be subject to penalty taxes for early withdrawal.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The amount of the adjustment to the Benefit Base Amount is proportional to the reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
The Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the applicable calendar year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Benefit Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date.
At any time before the Benefit Start Date, you may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Spousal Benefit
✓ Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

✓ Spouse	The person who is the spouse of the Insured as of the Rider Effective Date.

A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured.

A new spouse cannot be substituted after the Rider Effective Date.
For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.
The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:
•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.
The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.
If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on
Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.
If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to reject or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds as called for by the Required Transfers provision of the Rider;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
You may reject the Rider at any time by Written Request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Guaranteed Lifetime Withdrawal Benefit

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	A withdrawal from the Contract after the Rider Effective Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.
Introduction
We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.
You cannot activate the Rider if, on the Rider Effective Date, the Insured will be 81 years old or older (86 years old or older for a non tax qualified Contract). You cannot activate the Rider if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect. You cannot activate the Rider if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis. Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
Rider Charge
In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed x.xx% of the current Benefit Base Amount. Currently, the charge is x.xx% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.

➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
[insert list of Designated Subaccounts]

➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you reject or terminate the Rider. If the Contract allows loans, all loans must be paid off by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Benefit Base Amount
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary
No reset may be elected after the Benefit Start Date. The amount of any adjustment to the Benefit Base Amount will be proportional to the reduction in your Account Value due to the Excess Withdrawal.
Minimum Withdrawals
Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit.
The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. The ability to take a withdrawal Benefit will end earlier if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.
Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made. In addition, withdrawal Benefits taken before you are 59 1/2 may be subject to penalty taxes for early withdrawal.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
The Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the applicable calendar year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice.

Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Benefit Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date.
At any time before the Benefit Start Date, you may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to reject or terminate the Rider;

•	upon a failure to transfer funds as called for by the Required Transfers provision of the Rider;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Rejection of the Rider
You may reject the Rider at any time by Written Request.

CONTRACT LOANS
We may make loans to Owners of certain Tax Qualified Contracts. If loans are available under a Tax Qualified Contract, loan provisions are described in the loan endorsement to the Contract. These loans will be secured with an interest in the Contract. The collateral for the loan will be moved from the designated Subaccounts to the Fixed Accumulation Account option and will earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account One-Year Guarantee Period option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the interest rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that interest rate, the Account Value will be higher than it would have been if no loan had been outstanding.
TERMINATION
We reserve the right to terminate any Contract at any time that the Account Value is less than $500. If we terminate the Contract, we will pay you the Account Value less any fees and charges, loans, and applicable premium tax or other taxes not previously deducted.
A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to our termination right as described above.

OTHER INFORMATION
Reports and Confirmations
At least once each Contract Year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding
If you and other Owners at a shared address consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.annuityinvestors.com if you wish to receive separate documents.
If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.annuityinvestors.com for additional information about householding.
Electronic Delivery of Required Documents
If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.annuityinvestors.com for additional information about electronic delivery of documents.
Voting of Portfolio Shares
To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios. The Portfolios are not required to hold annual or other regular meetings of shareholders.
Before the Commencement Date, we will vote Portfolio shares according to instructions of Owners, unless we are permitted to vote shares in our own right. We will solicit voting instructions in accordance with procedures established by the respective Portfolios. Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio.
We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.
We will also vote or abstain from voting shares for which we receive no timely instructions and shares we hold as to which Owners have no beneficial interest (including shares held by us as reserves for benefit payments*). We will vote or abstain from voting such shares in proportion to the voting instructions we receive from Owners of all Contracts participating in the Subaccount.
*	Neither the Owner nor payee has any interest in the Separate Account after the Commencement Date. Benefit Units are merely a measure of the amount of the benefit payments we are obligated to pay on each payment date.

ANNUITY BENEFIT
Annuity Benefit

✓ Annuity Benefit	The payments that may be made under the Annuity Benefit section of the Contract.

✓ Annuity Benefit Amount	The Account Value, reduced by any fees and charges, loans, and applicable premium tax or other taxes not previously deducted, will be used to provide Annuity Benefit payments under the Contract.

✓ Annuity Commencement Date	The first day of the first payment interval for which an Annuity Benefit payment is to be made.
When the Contract is annuitized, the Account Value is surrendered to us in exchange for our promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. Annuity Benefit payments may be calculated and paid as variable dollar payments, fixed dollar payments, or a combination of both The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. You (or the applicable payee) bear the risk that any variable dollar payment may be less than the initial variable dollar payment or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.
Annuity Commencement Date
The Annuity Commencement Date is set out on the Contract specification page. You may change the Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
You should consider the following rules when designating the Annuity Commencement Date.

Tax Qualified Contract	Non Tax Qualified Contract
The Annuity Commencement Date generally must be no later than the Contract Anniversary following your 70th birthday. The Annuity Commencement Date can be later only if we agree.	The Annuity Commencement Date generally must be no later than (1) the Contract Anniversary following the 85th birthday of the elder of you or any joint owner or (2) five years after the effective date of the Contract, whichever is later. The Annuity Commencement Date can be later only if we agree
Form of Annuity Benefit
You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. You may request fixed dollar payments, variable dollar payments, or a combination of both.
You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before the Annuity Commencement Date. We must receive your Written Request at least 30 days before the Annuity Commencement Date.
If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. In addition, the form of the Annuity Benefit payments (fixed dollar payments, variable dollar payments, or a combination of both) will reflect the allocation of your Account Value as of the end of the Valuation Period that precedes the Annuity Commencement Date.

1998 Version	If you do not select a settlement option, Annuity Benefit payments will be fixed dollar payments made monthly under the terms of Settlement Option B for a period of 10 years.
If this Contract is a Tax Qualified Contract, an election of a settlement option is subject to restrictions stated in the tax qualification endorsement. If this Contract is not a tax qualified contract, then an election of a settlement option is subject to the distribution rules set forth in the Contract.
➢	Additional information about fixed dollar payments and variable dollar payments is included in the Calculation of Benefit Payments section of this prospectus.
Person Who Receives Annuity Benefit Payments
Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule.
•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a transfer or rollover to, or as a tax-free exchange for, an annuity or tax-qualified account as permitted by federal tax law.
Annuity Benefit payments that are still payable after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.
For group contracts, Annuity Benefit payments will be made to the Participant as payee. Any Annuity Benefit amounts remaining payable on his or her death will be paid to the contingent payee designated by the Participant by Written Request. We may reject the naming of a non-natural payee. The Participant will be the person on whose life any Annuity Benefit payments are based.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.

DEATH BENEFIT
Death Benefit

✓ Beneficiary	The person entitled to receive any Death Benefit under this Contract.
More information about the Beneficiary is included in the Contract section of the prospectus .

✓ Death Benefit	The benefit described in the Death Benefit section of the Contract.

✓ Death Benefit Commencement Date	(1) The first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.

✓ Death Benefit Valuation Date	The earlier of (1) the date that we have received both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit and (2) the Death Benefit Commencement Date.

✓ Due Proof of Death	A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
A Death Benefit will be paid under this Contract if you or a joint owner dies before the Annuity Commencement Date and before the Contract is surrendered.
A Death Benefit will also be paid under the following circumstances.
•	You or a joint owner is a non-natural person and the Annuitant dies before the Annuity Commencement Date and before the Contract is surrendered.
•	The Contract is a Tax Qualified Contract and the Annuitant dies before the Annuity Commencement Date and before the Contract is surrendered.
If your surviving spouse becomes a successor owner of the Contract, no Death Benefit will be paid on your death.
Only one Death Benefit will be paid under the Contract. No Death Benefit will be paid until we receive Due Proof of Death. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated.
Death Benefit Amount
The amount of the Death Benefit will be based on the greater of (1) the Account Value on the Death Benefit Valuation Date and (2) the total of all Purchase Payments, reduced proportionally for any withdrawals. Any reduction in the Purchase Payments that we make to reflect withdrawals will be made in the same proportion as the reduction in your Account Value on the date of the withdrawal.

1998 Version	The Death Benefit will be an amount equal to the greater of (1) the Account Value as of the Death Benefit Valuation Date and (2) 100% of the Purchase Payment(s) received by us, less any amounts returned to you.
The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by any outstanding loans.

Death Benefit Commencement Date
The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of the death of the applicable person. If no designation is made, then the Death Benefit Commencement Date will be one year after the death.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
Allocations and Transfers of Death Benefit Amount
On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Account options. This allocation will be made in the same proportion as the value of each option bears to the total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on the Account Value.
Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Account options. These transfers are subject to the limitations described in the Transfers section and Appendix C of this prospectus.
Form of Death Benefit
You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. You may request fixed dollar payments, variable dollar payments, or a combination of both.
The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.
If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.
If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. In addition, the form of the Death Benefit payments (fixed dollar payments, variable dollar payments, or a combination of both) will reflect the allocation of your Account Value as of the end of the Valuation Period that precedes the Death Benefit Commencement Date.

1998 Version	If you do not select a settlement option, Death Benefit payments will be fixed dollar payments made monthly under the terms of Settlement Option A for a period of 4 years.
➢	Additional information about fixed dollar payments and variable dollar payments is included in the Calculation of Benefit Payments section of this prospectus.
The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
If this Contract is a Tax-Qualified Contract, an election of a settlement option is subject to restrictions stated in the tax qualification endorsement. If this Contract is not a tax-qualified contract, then an election of a settlement option is subject to the distribution rules set forth in the Contract.
Application of a Death Benefit to a Settlement Option
When a Death Benefit is applied to a settlement option, the Death Benefit is surrendered to us in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid as variable dollar payments, fixed dollar payments, or a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.
Person Who Receives Death Benefit Payments
Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.
•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.
•	Death Benefit payments may be paid as a transfer or rollover to, or as a tax-free exchange for, an annuity or tax-qualified account as permitted by federal tax law.
Death Benefit payments that are still payable after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.
Step Up in Account Value for Successor Owner
If your spouse becomes the successor owner of the Contract, the Account Value may be increased.
•	The Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse had not become the successor owner.
•	If the Death Benefit that would have been payable is equal to the Account Value on the applicable date, the Account Value will not be increased.
If the Account Value is increased under this provision, we will add the amount of the increase to the Fixed Accumulation Account.
Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of (1) the date that we receive Due Proof of Death or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

SETTLEMENT OPTIONS
Settlement Options
We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.
We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. All elected settlement options must comply with pertinent laws and regulations. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for Death Benefit settlement options only.)

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for at least a fixed period. If the person on whose life benefit payments are based lives longer than the fixed period, then we will make payments until his or her death.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. After the death of the primary person, we will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Payments under Settlement Options
Payments under any settlement option may be in fixed dollar payments, variable dollar payments, or a combination of both. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.
If payment under a settlement option depends on whether a specified person is still alive, we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.
We may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.
➢	Additional information about fixed dollar payments and variable dollar payments is included in the Calculation of Benefit Payments section of this prospectus.
Considerations in Selecting a Settlement Option
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments.
•	Generally, the amount of each payment in a stream of payments will be less as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid.

•	For life contingent settlement options (Option B and Option C), the amount of each payment in the stream of payments will generally be less as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
•	All elected settlement options must comply with pertinent laws and governmental regulations and rulings, which may include restrictions on the length of time over which payments may be made and/or may require payments to be made within a certain time period or at certain times.

THE CONTRACTS
Each Contract is an agreement between you and us. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between us and the group owner. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.
Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.
Right to Cancel
If you are the Owner of an individual Contract, you may cancel it by returning it and giving us written notice of cancellation. You have until midnight of the 20th day following the day you receive the Contract. The Contract must be returned and the required notice must be given to us, or to the agent who sold it to you, in person or by mail. If sent by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If you cancel your individual Contract as set forth above, the Contract will be void and we will refund the Purchase Payments plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which we receive the returned Contract.
Federal law or the law of the state where you live may vary your cancellation rights.
•	When required by state or federal law, we will refund the Purchase Payments without any investment gain or loss, during all or the applicable part of the right to cancel period.

•	When required by state or federal law, we will refund the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period.

•	When required by state law, the right to cancel period may be longer than 20 days.

•	When required by state law, the right to cancel may apply to group Contracts.
During the right to cancel period, we reserve the right to allocate all Purchase Payments temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with your initial Purchase Payment.
Ownership Provisions
Owner
The Owner is the person with authority to exercise all of the ownership rights under a Contract, such as making allocations among investment options, electing a settlement option, and designating the Annuitant, Beneficiary and payee. If you live in a community property state and have a spouse at any time while you own this Contract, the laws of that state may vary your ownership rights.
An Owner must ordinarily be a natural person, or a trust or other legal entity holding a Contract for the benefit of a natural person. If the Owner or a joint owner is a non-natural person, then the age of the eldest Annuitant will be treated as the age of the owner for all purposes under this Contract.
Successor Owner
In some cases, your spouse may succeed to the ownership of the Contract after your death. Specifically, if you die before the Annuity Commencement Date and your spouse is the surviving joint owner or sole surviving Beneficiary under the Contract, he or she will become the successor owner of the Contract if (1) you make that Written Request before your death or (2) after your death, your spouse makes that Written Request within one year of your death and before the Death Benefit Commencement Date. As successor owner, your spouse will then succeed to all rights of ownership under the Contact except the right to name another successor owner.

1998 Version	Your spouse may not succeed to the ownership of the Contract after your death unless the Contract was issued with an endorsement that permits your spouse to become the successor owner.
Joint Owners

Tax Qualified Contracts Non Tax Qualified Contracts	For an individual Contract, no joint owner is permitted. Two persons may jointly own the Contract. Each joint owner may exercise allocation and transfer rights independently. All other rights of ownership must be exercised by joint action. A surviving joint owner who is not the spouse of a deceased owner may not become a successor owner, but will be deemed to be the Beneficiary of the Death Benefit that becomes payable on the death of the first owner to die, regardless of any Beneficiary designation.
Transfer of Ownership

Tax Qualified Contracts	You may not transfer, sell or in any way alienate your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

Non Tax Qualified Contracts	You may transfer ownership at any time during your lifetime. A transfer must be made by Written Request. Except as otherwise elected or required by law, a transfer of ownership will not cancel a designation of an Annuitant or Beneficiary or a settlement option election. A transfer of ownership may have adverse tax consequences
Assignment

Tax Qualified Contracts	You may not pledge, charge, encumber, or in any way assign your interest in the Contract.

Non Tax Qualified Contracts	You may assign all or any part of your rights under this Contract except the rights to:
• designate or change a Beneficiary
• designate or change an Annuitant
• transfer ownership and
• elect a settlement option.
The person to whom rights are assigned is called an assignee. An assignment must be made by Written Request. We are not responsible for the validity of any assignment. If an assignment is allowed, the rights of an assignee, including the right to any payment under the Contact, come before the right of the Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only by the assignee or as provided by law.

Annuitant Provisions
The Annuitant is the natural person on whose life Annuity Benefit payments are based.
Annuitant

Tax Qualified Contracts	If this Contract is an individual contract, the Annuitant must be the Owner. If this Contract is a group contract, then the Annuitant is the designated participant in the group plan for whose benefit the Contract was purchased. The designation cannot be changed.

Non Tax Qualified Contracts	The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.
• A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.
• A designation may name a contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.
You generally may make or change a designation of Annuitant at any time before the Annuity Commencement Date. A designation of annuitant must be made by Written Request. The designation of Annuitant may not be made or changed if the Owner or a joint owner is a trustee or a non-natural person. Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.
Beneficiary Provisions
The Beneficiary is the person entitled to receive any Death Benefit under this Contract.
If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you. If there is no joint owner who survives you, than the Beneficiary is the person or persons that you designate. If there is no joint Owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.
If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.
You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.
Unless you have specified that a prior designation of Beneficiary is irrevocable, you may make or change a designation of Beneficiary at any time before the Annuity Commencement Date. A designation of Beneficiary must be made by Written Request. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.
The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option C).

Payees under the Contract
A payee is a person to whom benefits are paid under this Contract.
Payees

Tax Qualified Contracts	You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

Non Tax Qualified Contracts	The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee.

The Beneficiary is the payee of the Death Benefit.
Designation of Other Payees

Annuity Benefits	You may designate a contingent payee to receive Annuity Benefit payments that are still payable after the death of the payee.
If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments.
Failing that, we will make such payments to the estate of the last payee who received payments. Unless you have specified that a prior designation is irrevocable, you may change the payee or contingent payee at any time.

Death Benefits	You may designate a contingent payee to receive Death Benefit payments that are still payable after the death of the Beneficiary.
If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary.
Failing that, we will make such payments to the estate of the last payee who received payments.
A Beneficiary may not change a contingent payee designation made by you. A Beneficiary may make or change any other payee or contingent designation at any time.
A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.
Irrevocable naming of a Payee other than the Owner can have adverse tax consequences.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The administrative office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”), a publicly traded insurance holding company (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
We may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.
The Company and Great American Advisors ® , Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
THE SEPARATE ACCOUNT
We established the Separate Account on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of our Board of Directors. It is divided into Subaccounts that invest in corresponding Portfolios.
The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.
We may operate the Separate Account as a management company or any other form permitted by law. We may de-register the Separate Account in the event such registration is no longer required. We may combine the Separate Account with one or more separate accounts. We would only take these actions if we deemed them to be in the best interest of persons having voting right under the Contracts.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the Contracts. Its business address is 525 Vine Street, 7th Floor, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of GAA or registered representatives of other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
We pay commissions to GAA for promotion and sale of the Contracts. GAA retains the commissions for sales made through one of its registered representatives, or pays the commissions to other broker-dealers for sales made through one of their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds.
Commissions paid by us are calculated as a percentage of the purchase payments received for a contract or a percentage of the contract value (sometimes called a trail commission). Commissions may also be based on a broker-dealer’s total sales and other performance factors. We may pay additional compensation to broker-dealers for other services not directly related to contract sales. For example, we participate in GAA’s Partner Program, which provides us with activities designed to help in the distribution of our products, including our individual and group annuity contracts. These activities include marketing, educational training and other services. In return for GAA’s assistance in facilitating these activities, we may pay additional compensation to GAA or reimburse GAA for its related expenses.
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.
[Information about compensation to GAA will be updated by post-effective amendment.]
We paid the following amounts to GAA for the last three years: $1,995,224 for 2005, $2,262,019 for 2004, and $2,273,389 for 2003. These amounts include compensation related to other contracts issued through Annuity Investors Variable Account B.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, we aggregate all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submit one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of our variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

FEDERAL TAX MATTERS
[Information about federal tax matters will be updated by post-effective amendment.]
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus and Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide information related to the sale and holding of the Contracts. As a taxpayer, you cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities (“IRAs”), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA.

Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.
Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Tax-free distributions of earnings may be made after five years once the Owner attains age 59 1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits contributions to a “tax-sheltered annuity” or “TSA” for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.
Texas Optional Retirement Program
The Texas Optional Retirement Program (“ORP”) provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee’s vesting status and, if the employee is living and under age 70 1/2, the employee’s retirement or other termination from employment.
Pension and Profit Sharing Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.
Roth TSAs and Roth 401(k)s
Beginning in 2006, IRC Section 402A permits participants in certain TSA programs or 401(k) plans to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the participant’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free only if made after five years once the Owner attains age 59 1/2 or becomes disabled or dies.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b).
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans include eligible deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b). They include deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and are subject to Section 409A. They also include nonqualified deferred compensation plans of for-profit employers that are subject to Section 409A. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees’ gross income until distributed from the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Benefit payments under the employer plan, whether or not made from the Contract, may be subject to restrictions imposed by the IRC or by the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

	Tax-Qualified Contracts and Employer Plans	Basic Non-Tax-Qualified Contracts
Plan Types	▪ IRC §401 (Pension and Profit Sharing)	IRC §72 only
▪ IRC §403(b) (Tax-Sheltered Annuities)
▪ IRC §408 (IRA, SEP, SIMPLE IRA)
▪ IRC §408A (Roth IRA)
▪ IRC §402A (Roth TSA or Roth 401(k))
▪ IRC §457
▪ IRC §409A (Nonqualified Deferred Compensation)

Who May Purchase a Contract	Natural person, employer, or employer plan. Nonqualified deferred compensation plans will generally lose tax-deferred status of Contract itself.	Anyone. Non-natural person may purchase but will generally lose tax-deferred status.

Taxation of Surrenders	If there is an after-tax “investment in the contract,” a pro rata portion of the amount surrendered is taxable income based on the ratio of “investment in the contract” to Account Value. Usually, 100% of distributions from a qualified plan must be included in taxable income because there were no after-tax contributions and therefore no “investment in the contract.” Qualified distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free.

Surrenders from tax-qualified Contracts may be restricted to meet requirements of the Internal Revenue Code or the terms of a retirement plan.	Account Value in excess of “investment in the contract” is included in taxable income. Generally, the “investment in the contract” will equal the sum of all purchase payments less prior non-taxable withdrawals. Surrenders are deemed to come from earnings first, and “investments in the contract” last.

For a Contract purchased as part of an IRC §1035 exchange that includes contributions made before August 14, 1982 (“pre-TEFRA contributions”) partial withdrawals are not taxable until the pre-TEFRA contributions have been returned.

Taxation of Benefit Payments (annuity benefit payments or death benefit payments)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a §408A Roth IRA or §402A Roth TSA or Roth 401(k) made five years or more after the first contribution may be completely tax free.

Taxation of Lump Sum Death Benefit	Taxed to recipient generally in same manner as full surrender.

Possible Penalty Taxes for Surrenders and Benefit Payments Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first 2 years of participation). Penalty taxes do not apply to payments after the participant’s death, to §457 plans, or §409A nonqualified deferred compensation plans. Other exceptions may apply.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment of Contract/Transfer of Ownership	Assignment and transfer of Ownership generally not permitted.	Generally, deferred earnings become taxable to transferor at time of transfer and transferee receives an “investment in the contract” equal to the Account Value at that time. Gift tax consequences are not discussed herein.

Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457 plan Contracts subject to 20% mandatory withholding on taxable portion unless direct rollover. Other §457 plan benefits and nonqualified deferred compensation plan benefits subject to wage withholding. For all other payments, Payee may elect to have taxes withheld or not.	Generally, Payee may elect to have taxes withheld or not.

CALCULATION OF BENEFIT PAYMENTS
Fixed Dollar Payments
The amount to be applied to Fixed Dollar payments is the Fixed Account Value as of the Commencement Date. It will include the amount of any transfer to Fixed Dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to Variable Dollar payments that is made from the Fixed Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.
The Fixed Account Value for this Contract at any time is equal to:
1)	Purchase Payment(s) that are allocated to the Fixed Account options; plus

2)	amounts transferred to the Fixed Account; plus

3)	interest credited to the Fixed Account; less

4)	any withdrawals, surrender, deductions, and transfers from the Fixed Account; and less

5)	other charges and adjustments made as described elsewhere in this Contract.
Fixed Dollar payments are determined as follows. We start with the amount to be applied to Fixed Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected. Fixed Dollar payments will remain level for the duration of the payment period.
Variable Dollar Payments
The amount to be applied to Variable Dollar payments is the Variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to Variable Dollar payments that is made from the Fixed Account as of that same time. It will be reduced by the amount of any transfer to Fixed Dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Account will be allocated among the Subaccounts by Written Request.
At any time, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.
The Variable Dollar base payment is determined as follows. We start with the amount to be applied to Variable Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected.
The number of Benefit Units in each Subaccount held for Variable Dollar payments is determined as follows. We divide the dollar amount of the Variable Dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the Person Controlling Payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.
The actual amount of each Variable Dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment. The total amount of each Variable Dollar payment will be equal to the sum of the payments from each Subaccount. We will deduct a pro-rata portion of the Contract Maintenance Fee from this total.
The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such Variable Dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

GLOSSARY OF FINANCIAL TERMS
The following financial terms are explained in this section of the Prospectus: account value, variable account value, fixed account value, accumulation units, accumulation unit value, benefit unit value and net investment factor. Read these terms in conjunction with the other sections of this prospectus.
Account Value
The aggregate value of your interest in the Fixed Account options and all of the Subaccounts is referred to as the “Account Value.” The value of your interest in all of the Subaccounts is the “Variable Account Value. The value of your interest in all of the Fixed Account options is the “Fixed Account Value.”
The Account Value at any given time is the sum of: (1) amounts invested in the Fixed Account options plus the fixed rate(s) of interest earned on those amounts as of that time and (2) the value of your interest in the Subaccounts as of that time.
The value of your interest in a Subaccount at any time is equal to (1) the number of Accumulation Units for that Subaccount attributable to your Contract multiplied by (2) the Accumulation Unit Value for that Subaccount at the end of the preceding Valuation Period.
The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Accumulation Units
Purchase Payment(s) that are allocated to a Subaccount, and amounts that are transferred to a Subaccount, are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.
The following events will result in the cancellation of an appropriate number of Accumulation Units of a Subaccount:
1)	a transfer from a Subaccount;

2)	the surrender or a withdrawal of the Variable Account Value;

3)	the payment of a Death Benefit;

4)	the application of the Variable Account Value to a settlement option; or

5)	the deduction of the charges, fees, or other adjustments described in this Contract.
Accumulation Units will be canceled as of:
1)	the end of the Valuation Period during which we receive a Written Request that gives rise to such cancellation;
2)	the Commencement Date; or

3)	the end of the Valuation Period on which a charge, fee, or other adjustment is due.
At any time, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.
Accumulation Unit Value
The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00. The initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Net Investment Factor is described below. The Accumulation Unit Values will vary as a result of the varying investment experience of the Funds.

Benefit Unit Value
The Benefit Unit Value for each Subaccount is originally established in the same manner as Accumulation Unit Values. For any date after that, the value of a Benefit Unit for a Subaccount is determined by multiplying the Benefit Unit Value as of the end of the preceding Valuation Period by the Net Investment Factor described below. The product is then multiplied by the assumed daily investment factor for the number of days in the Valuation Period. The assumed daily investment factor is based on the assumed net investment rate for the Settlement Option Table that is used to fix the base payment.
Net Investment Factor

✓ Net asset value	The amount computed by a Fund as the price at which the Fund’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.
The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.
The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing (1) by (2) and then subtracting (3) from the result, where:
(1)	is equal to:
a)	the Net Asset Value per share of the Fund held in the Subaccount, determined at the end of the applicable Valuation Period; plus

b)	the per share amount of any dividend or net capital gain distributions made by the Fund held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

c)	a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount;
(2)	is the Net Asset Value per share of the Fund held in the Subaccount, determined at the end of the preceding Valuation Period; and
(3)	is the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.

PERFORMANCE INFORMATION
From time to time, we may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. We only advertise yields for the money market Subaccount.
Total Return Data
We may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. Cumulative total return data is currently presented only in non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. “Non-standardized” total return data does not reflect the deduction of contract maintenance fees. Total return data that does not reflect contract maintenance fees will be higher than the total return realized by an Owner who incurs the charges.
“Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.
Other Performance Measures
We may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
We may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages
•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns
•	compare investment return on a tax-deferred basis with currently taxable investment return
•	illustrate investment returns by graphs, charts, or otherwise

THE REGISTRATION STATEMENT
We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for the Contracts is 333-51955.
Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement.
STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information (“SAI”) containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the SAI.
Copies of the SAI dated May 1, 2007 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit our web site www.annuityinvestors.com to request a copy.

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APPENDIX A: CONDENSED FINANCIAL INFORMATION
[Condensed Financial Information will be updated by post-effective amendment.]

APPENDIX B: PORTFOLIOS

Portfolio / Advisor	Investment Objective / Strategy
AIM Variable Insurance Funds

AIM V.I. Capital Development Fund Series I Shares Advisor—A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Core Equity Fund Series I Shares Advisor—A I M Advisors, Inc.	The fund’s investment objective is growth of capital. The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Financial Services Fund Series I Shares Advisor—A I M Advisors, Inc.	The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

AIM V.I. Global Health Care Fund Series I Shares Advisor—A I M Advisors, Inc.	The fund seeks capital growth. It is actively managed. The fund invests primarily in marketable equity securities, including convertible securities, as well as other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its assets in securities of health care industry companies, which are companies that derive at least 50% of revenues or earnings from health care activities or devotes at least 50% of assets to such activities. The fund will normally invest in securities of companies located in at least three different countries, including the United States. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries.

Portfolio / Advisor	Investment Objective / Strategy
AIM V.I. High Yield Fund Series I Shares Advisor—A I M Advisors, Inc.	The fund’s investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e. “junk bonds”. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Small Cap Equity Fund Series I Shares Advisor—A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with the 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Small Cap Growth Fund Series I Shares Advisor—A I M Advisors, Inc.	The fund seeks long-term capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will investment primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. The fund may invest up to 25% of its assets in foreign securities. (Effective July 3, 2006, Small Company Growth Fund was renamed AIM V.I. Small Cap Growth Fund.)

American Century Variable Portfolios, Inc.

American Century VP Large Company Value Fund Class I Shares Advisor—American Century Investment Management, Inc.	The fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the fund, its managers look for companies whose stock price may not reflect the companies’ value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The fund invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index.

American Century VP Mid Cap Value Fund Class I Shares Advisor—American Century Investment Management, Inc.	The fund seeks long-term capital growth. Income is a secondary objective. Its managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

Portfolio / Advisor	Investment Objective / Strategy
American Century VP Ultra® Fund Class I Shares Advisor—American Century Investment Management, Inc.	The fund seeks long-term growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

American Century VP VistaSM Fund Class I Shares Advisor—American Century Investment Management, Inc.	The fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

Calamos®Advisors Trust

Calamos Growth and Income Portfolio Advisor—Calamos Advisors LLC	The portfolio seeks high long-term return through growth and current income. The portfolio invests primarily in a diversified portfolio of convertible, equity and fixed-income securities. In seeking to meet its investment objective, the portfolio’s adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities.

Davis Variable Account Fund, Inc.

Davis Value Portfolio Advisor—Davis Selected Advisors, L.P. Sub-Advisor—Davis Selected Advisers–NY, Inc.	The fund’s investment objective is long-term growth of capital. The advisor uses the Davis Investment Discipline to invest the majority of the fund’s assets in equity securities issued by large companies with market capitalization of at least $10 billion. The advisor conducts extensive research to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. It aims to invest in such businesses when they are trading at a discount to their intrinsic value.

Dreyfus Portfolios

Dreyfus Investment Portfolio Technology Growth Portfolio Initial Shares Advisor—The Dreyfus Corporation	The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

Portfolio / Advisor	Investment Objective / Strategy
The Dreyfus Socially Responsible Growth Fund, Inc. Initial Shares Advisor—The Dreyfus Corporation	The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth with current income as a secondary goal. To pursue these goals, the fund under normal circumstances invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Stock Index Fund, Inc. Initial Shares Advisor—The Dreyfus Corporation Index Manager—Mellon Equity Associates (an affiliate of Dreyfus)	The Dreyfus Stock Index Fund, Inc. seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

Dreyfus Variable Investment Fund Appreciation Portfolio Initial Shares Advisor—The Dreyfus Corporation Sub-Advisor—Fayez Sarofim & Co.	The VIF Appreciation Portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market values of more than $5 billion at the time of purchase including multinational companies.

Dreyfus Variable Investment Fund Developing Leaders Portfolio Initial Shares Advisor—The Dreyfus Corporation	The VIF Development Leaders Portfolio seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: those characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in market capitalizations of less than $2 billion at the time of purchase.

Dreyfus Variable Investment Fund Growth and Income Portfolio Initial Shares Advisor—The Dreyfus Corporation	The VIF Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue these goals, the portfolio invests primarily in stocks of domestic and foreign issuers.

Dreyfus Variable Investment Fund Mid-Cap Stock Portfolio Advisor—The Dreyfus Corporation

Dreyfus Variable Investment Fund Money Market Portfolio Advisor—The Dreyfus Corporation	The VIF Money Market Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This portfolio invests in a diversified portfolio of high quality short-term debt securities. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Portfolio / Advisor	Investment Objective / Strategy
DWS Investments VIT Funds

DWS Small Cap Index VIP Class A Advisor—Deutsche Asset Management, Inc. Sub-Advisor—Northern Trust Investments, N.A.	The portfolio seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small US companies. Under normal circumstances, the portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 Index.

Financial Investors Variable Insurance Trust

Ibbotson Balanced ETF Asset Allocation Portfolio Advisor—ALPS Advisers, Inc. Sub-Advisor—Ibbotson Associates, Inc.	The portfolio seeks to provide investors with capital appreciation and some current income. The portfolio is a “fund of funds” and seeks to achieve its investment objective by investing primarily in a portfolio of underlying exchange-traded funds (“Underlying ETFs”). These underlying ETF, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities in an attempt to approximate the investment performance of its benchmark. Under normal market conditions, the portfolio typically expects to invest approximately 60% of its total assets in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies and approximately 40% of its total assets in Underlying ETFs that invest primarily in fixed-income securities and money market instruments.

Ibbotson Conservative ETF Asset Allocation Portfolio Advisor—ALPS Advisers, Inc. Sub-Advisor—Ibbotson Associates, Inc.	The portfolio seeks to provide investors with current income and preservation of capital. The portfolio is a “fund of funds” and seeks to achieve its investment objective by investing primarily in a portfolio of underlying exchange-traded funds (“Underlying ETFs”). These underlying ETF, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities in an attempt to approximate the investment performance of its benchmark. Under normal market conditions, the portfolio typically expects to invest approximately 80% of its total assets in Underlying ETFs that invest primarily in fixed-income securities and money market instruments and approximately 20% of its total assets in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies.

Ibbotson Growth ETF Asset Allocation Portfolio Advisor—ALPS Advisers, Inc. Sub-Advisor—Ibbotson Associates, Inc.	The portfolio seeks to provide investors with capital appreciation. The portfolio is a “fund of funds” and seeks to achieve its investment objective by investing primarily in a portfolio of underlying exchange-traded funds (“Underlying ETFs”). These underlying ETF, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities in an attempt to approximate the investment performance of its benchmark. Under normal market conditions, the portfolio typically expects to invest approximately 80% of its total assets in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies and approximately 20% of its total assets in Underlying ETFs that invest primarily in fixed-income securities and money market instruments.

Portfolio / Advisor	Investment Objective / Strategy
Ibbotson Income and Growth ETF Asset Allocation Portfolio Advisor—ALPS Advisers, Inc. Sub-Advisor—Ibbotson Associates, Inc.	The portfolio seeks to provide investors with current income and capital appreciation. The portfolio is a “fund of funds” and seeks to achieve its investment objective by investing primarily in a portfolio of underlying exchange-traded funds (“Underlying ETFs”). These underlying ETF, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities in an attempt to approximate the investment performance of its benchmark. Under normal market conditions, the portfolio typically expects to invest approximately 60% of its total assets in Underlying ETFs that invest primarily in fixed-income securities and money market instruments and approximately 40% of its total assets in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies.

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund Class 2 Advisor—Templeton Investment Counsel, LLC Sub-Advisor—Franklin Templeton Investment Management Limited	The fund’s investment goal is long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Under normal market conditions, the fund invests predominantly in equity securities and, while there are no set percentage targets, the fund invests primarily to predominantly in large to medium capitalization companies with market capitalization value greater than $2 billion. The fund may, from time to time, have significant investments in one or more countries or in particular sectors such as financial services. The fund may use various derivative instruments and strategies seeking to protect its assets, implement a cash management strategy or enhance its return. The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term.

Janus Aspen Series

Janus Aspen Series Balanced Portfolio Institutional Shares Advisor—Janus Capital Management LLC	This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The portfolio normally invests 50-60% of its assets in securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The portfolio will normally invest at least 25% of its assets in fixed-income senior securities.

Janus Aspen Series Forty Portfolio Institutional Shares Advisor—Janus Capital Management LLC	This non-diversified portfolio seeks long-term growth of capital by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Aspen Series International Growth Portfolio Institutional Shares Advisor—Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from several different countries, excluding the United States. The portfolio may have significant exposure to emerging markets.

Portfolio / Advisor	Investment Objective / Strategy
Janus Aspen Series Large Cap Growth Portfolio Institutional Shares Advisor—Janus Capital Management LLC	This portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies. Large sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index at the time of purchase.

Janus Aspen Series Mid Cap Growth Portfolio Institutional Shares Advisor—Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid -sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

Oppenheimer Variable Account Funds

Oppenheimer Balanced Fund/VA Initial Shares Advisor—OppenheimerFunds	The fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Oppenheimer Capital Appreciation Fund/VA Initial Shares Advisor—OppenheimerFunds	The fund seeks capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Main Street Fund®/VA Initial Shares Advisor—OppenheimerFunds	The fund seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PIMCO Variable Insurance Trust

PIMCO VIT Real Return Portfolio Administrative Class Advisor—Pacific Investment Management Company LLC	The portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Total Return Portfolio Administrative Class Advisor—Pacific Investment Management Company LLC	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The fund’s average portfolio duration normally varies within a three- to six-year time frame, based on the Advisor’s forecast for interest rates.

Portfolio / Advisor	Investment Objective / Strategy
Wilshire Variable Insurance Trust

Wilshire 2010 Moderate Fund Advisor—Wilshire Associates Incorporated	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The fund operates under a fund of funds structure. The fund invests in underlying funds according to a moderate asset allocation strategy designed for investors planning to retire in 2010, plus or minus 2 or 3 years. The underlying funds invest directly in equity and fixed income securities in accordance with their own investment policies and strategies. The fund’s asset allocation will become more conservative over time. The initial target allocation will be approximately 59% fixed income and 41% equity, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2010, the fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2015 Moderate Fund Advisor—Wilshire Associates Incorporated	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The fund operates under a fund of funds structure. The fund invests in underlying funds according to a moderate asset allocation strategy designed for investors planning to retire in 2015, plus or minus 2 or 3 years. The underlying funds invest directly in equity and fixed income securities in accordance with their own investment policies and strategies. The fund’s asset allocation will become more conservative over time. The initial target allocation will be approximately 51% fixed income and 49% equity, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2015, the fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2025 Moderate Fund Advisor—Wilshire Associates Incorporated	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The fund operates under a fund of funds structure. The fund invests in underlying funds according to a moderate asset allocation strategy designed for investors planning to retire in 2025, plus or minus 2 or 3 years. The underlying funds invest directly in equity and fixed income securities in accordance with their own investment policies and strategies. The fund’s asset allocation will become more conservative over time. The initial target allocation will be approximately 62% equity and 38% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2025, the fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Portfolio / Advisor	Investment Objective / Strategy
Wilshire 2035 Moderate Fund Advisor—Wilshire Associates Incorporated	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The fund operates under a fund of funds structure. The fund invests in underlying funds according to a moderate asset allocation strategy designed for investors planning to retire in 2035, plus or minus 2 or 3 years. The underlying funds invest directly in equity and fixed income securities in accordance with their own investment policies and strategies. The fund’s asset allocation will become more conservative over time. The initial target allocation will be approximately 82% equity and 18% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2035, the fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2045 Moderate Fund Advisor—Wilshire Associates Incorporated	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The fund operates under a fund of funds structure. The fund invests in underlying funds according to a moderate asset allocation strategy designed for investors planning to retire in 2045, plus or minus 2 or 3 years. The underlying funds invest directly in equity and fixed income securities in accordance with their own investment policies and strategies. The fund’s asset allocation will become more conservative over time. The initial target allocation will be approximately 98% equity and 2% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2045, the fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Van Kampen-The Universal Institutional Funds, Inc.

Van Kampen UIF Core Plus Fixed Income Portfolio Class I Adviser—Van Kampen(1)	The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. The portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as “junk bonds”).

Van Kampen UIF Mid Cap Growth PortfolioClass I Adviser—Van Kampen(1)	The investment objective of the Mid Cap Growth Portfolio is to seek long-term capital growth by investing primarily in common stocks and toher equity securities. The portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Adviser selects issues form a universe of mid cap companies, most with market capitalization of generally less than $35 billion. The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return.

Portfolio / Advisor	Investment Objective / Strategy
Van Kampen UIF U.S. Mid Cap Value Portfolio Class I Adviser—Van Kampen(1)	The investment objective of the Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency.

Van Kampen UIF U.S. Real Estate Portfolio Class I Adviser—Van Kampen(1)	The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

Van Kampen UIF Value Portfolio Class I Adviser—Van Kampen(1)	The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.

(1)
Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios.

APPENDIX C: TRANSFER RESTRICTIONS
Restrictions on Transfers Due to Disruptive Trading, Market Timing and Frequent Transfers
We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values

•	Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests

•	increased administrative costs due to frequent purchases and redemptions
To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract Owner notifying the Contract Owner that:

(1) we have identified the Contract Owner as a person engaging in harmful trading practices; and

(2) if the Contract Owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.
On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.
U.S Mail Restrictions on Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.
Other Restrictions
We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:
•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the Contract Year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
THE COMMODORE ADVANTAGE®
AND THE COMMODORE INDEPENDENCE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2007
Annuity Investors Life Insurance Company (“the Company,” “we,” “our” or “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2007, for either The Commodore Spirit®, The Commodore Advantage® or The Commodore Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:
AIM Variable Investment Funds
-AIM V.I. Dynamics Fund-Series I Shares
Janus Aspen Series
-Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
The Timothy Plan Variable Series
-The Timothy Plan Conservative Growth Variable Series
-The Timothy Plan Small-Cap Variable Series
-The Timothy Plan Strategic Growth Variable Series
The Timothy Plan Small-Cap Variable Series Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in that Subaccount on April 30, 2002. The AIM V.I. Dynamics Fund Closed Subaccount, the Janus Aspen Series Worldwide Growth Closed Subaccount, The Timothy Plan Conservative Growth Variable Series Closed Subaccount, and The Timothy Plan Strategic Growth Variable Series Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2007, contains more information about the Separate Account and the Contracts, including the Subaccounts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; The Commodore Advantage® is 333-51971; and The Commodore Independence® is 333-51955.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

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EXPENSE TABLES
TO BE UPDATED IN POST-EFFECTIVE AMENDMENT FILING
The “EXPENSE TABLES” section of the Contract Prospectus is supplemented by adding the following:
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)

	Minimum	Maximum
Prior to any fee waiver or expense reimbursement *

After reimbursement of contractual expenses **

*	The expenses are shown for the year ended December 31, 2005, and do not reflect any fee waiver or expense reimbursements.

**	The advisors and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2007. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.
Portfolio Annual Expenses (Before Expense Reimbursement)
(As a percentage of Portfolio average net assets)

Total
	Management	Other	Annual
Portfolios Without Service Fees	Fees	Expenses	Expenses(1)

AIM V.I. Dynamics Fund-Series I Shares (2)
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares (4)
The Timothy Plan Conservative Growth Variable Series (6)
The Timothy Plan Small-Cap Variable Series (7)
The Timothy Plan Strategic Growth Variable Series (6)

(1)	Data for each Portfolio are for its fiscal year ended December 31, 2005. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

Total Net
	Management	12b-1	Other	Waiver or	Annual
Portfolios With Expense Waiver/Reimbursement	Fees	Fees	Expenses	Reimbursement	Expenses

AIM V.I. Dynamics Fund (2)
The Timothy Plan Small-Cap Variable Series (10)

(2)	The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: interests; taxes; dividend expense on short sales; extraordinary items; expenses related to a merger or reorganization as approved by the Fund’s Board of Trustees; and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement. The expense

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limitation agreement is in effect through April 30, 2007. Effective January 1, 2005 through June, 2006, the adviser has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(3)	The Fund was formerly known as Scudder VIT Equity 500 Index Fund. Effective September 19, 2005, the Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% for Class A shares until April 30, 2009. The information has been restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006. Other expenses are based on estimated amounts for the current fiscal year.

(4)	Effective February 1, 2006, the Portfolio’s investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio’s performance relative to its benchmark index. This change will not impact the investment advisory fee shown until February of 2007 when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information of the Janus Worldwide Growth Portfolio.

(6)	Each Portfolio invests principally in its own distinct group of Timothy Funds. As a result, each Portfolio indirectly will pay its proportionate share of the fees and expenses paid by the Timothy Funds, in addition to the fees and expenses paid directly by the Portfolio. Under the current expense reimbursement arrangements for the Timothy Funds, the total annual operating expenses of the Timothy Funds in which the Portfolios invest range from 1.35% to 1.60% for the Strategic Growth Portfolio and from 0.25% to 1.60% for the Conservative Growth Portfolio. The Timothy Plan Family of Funds and the Adviser have entered into an agreement with the participating insurance companies, pursuant to which they provide administrative and shareholder services for an administrative services fee of 0.25% of each Portfolio’s assets. “Other Expenses” in the table labeled “Portfolio Annual Expenses (Before Expense Reimbursement)” (the “Table”) also include the imputed expenses of the underlying Timothy Fund in which each Portfolio invests. The figures in the Table include the expenses attributable to the specific Portfolio and the underlying Timothy Funds in which it invests. In addition, the Adviser has contractually agreed to reduce fees payable to it by the Portfolios and reimburse other expenses to the extent necessary to limit each Portfolio’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.85% of average daily net assets through April 30, 2008. The Portfolios have agreed to repay these expenses in the first, second and third fiscal years following the years of the waivers/reimbursements, to the extent the total expenses of the Portfolios for any such year or years do not exceed the expense limitation of 0.85%. For the year ended December 31, 2005, the Adviser recouped expenses from each of the Portfolios as follows: 0.07% from the Strategic Growth Portfolio and 0.03% from the Conservative Growth Portfolio. These recoupments are reflected in the “Total Annual Expenses” shown in the Table. At December 31, 2005, there were no additional cumulative amounts available for recoupment that have been paid and/or waived by the Adviser on behalf of the Portfolios.

(7)	The Timothy Plan Family of Funds and the Adviser have entered into an agreement with the participating insurance companies, pursuant to which they provide administrative and shareholder services for an administrative services fee of 020% of the Portfolio’s assets. The remaining expenses in “Other Expenses” pay for fund services such as transfer agency, fund accounting, legal, auditing and other related expenses.

(10)	The Adviser contractually has greed to waive all of apportion of its advisory fees and/or reimburse expenses in order to keep the Portfolio’s total annual operating expenses at 1.20% through the life of the Portfolio. Any waiver or reimbursement by the Adviser is subject to repayment by the Portfolio within the following three fiscal years if the Portfolio is able to make the repayment without exceeding its current expense limitation. At December 31, 2005, the cumulative amount available for repayment that has been paid and/or waived by the Adviser on behalf of the Portfolio was $64,656.
Examples for Commodore Spirit
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).
These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years

Maximum
Minimum

4

(2) If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum
Minimum
(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum
Minimum
Examples for Commodore Advantage
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).
These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum
Minimum
(2) If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum
Minimum
(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum
Minimum
Examples for Commodore Independence
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).
These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum
Minimum
(2) If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum
Minimum

5

(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum
Minimum

FINANCIAL INFORMATION
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Spirit®, the Commodore Advantage®, and the Commodore Independence® variable annuities with respect to each Closed Subaccount. This information includes the following information:
•	year-end accumulation unit value for each Closed Subaccount from the end of the year of inception through December 31, 2006

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

THE PORTFOLIOS
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.
There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices and/or of any Portfolio.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

6

Portfolio	Adviser and Type of Fund
AIM Variable Investment Funds
AIM V.I. Dynamics Fund-Series I Shares	A I M Advisors, Inc.
[ • ]

Janus Aspen Series
Janus Aspen Series Worldwide Growth Portfolio – Service Shares	Janus Capital Management LLC [ • ]

The Timothy Plan Variable Series
The Timothy Plan Conservative Growth Variable Series	Timothy Partners, Ltd.
[ • ]

The Timothy Plan Small-Cap Variable Series	Timothy Partners, Ltd.
[ • ]

The Timothy Plan Strategic Growth Variable Series	Timothy Partners, Ltd.
[ • ]
Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You may allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options.
You may allocate purchase payments to The Timothy Plan Small-Cap Variable Series Closed Subaccount only if you held Accumulation Units in that Closed Subaccount as of April 30, 2002. This investment option will become unavailable to you once you no longer have Accumulation Units in these Closed Subaccounts.
You may allocate purchase payments to any of the following Closed Subaccounts only if you held Accumulation Units in the respective Closed Subaccount as of November 30, 2004.
▪	AIM V.I. Dynamics Fund Closed Subaccount

▪	Janus Aspen Series Worldwide Growth Portfolio Closed Subaccount

▪	The Timothy Plan Conservative Growth Variable Series Closed Subaccount

▪	The Timothy Plan Strategic Growth Variable Series Closed Subaccount
Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount.
Substitutions of Portfolios
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

7

APPENDIX A: CONDENSED FINANCIAL INFORMATION
Appendix A to this Supplemental Prospectus provides year-end Accumulation Unit Information for the Commodore Spirit, Commodore Advantage, and Commodore Independence variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2006. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of July 15, 1997 (the Separate Account commencement date) for the Janus Aspen Series Worldwide Growth Portfolio, or as of May 1, 1998 (the effective date of the Closed Subaccounts) for The Timothy Plan Small-Cap Variable Series, or as of May 1, 2001 (the effective date of the Closed Subaccounts) for the AIM V.I. Dynamics Fund — Series I Shares or as of May 1, 2002 (the effective date of the Closed Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series.
The Commodore Spirit® (Current Contract)
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING
The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)
* See The Commodore Spirit® Supplemental Prospectus dated May 1, 2007 regarding the Cancelled Death Benefit Rider for more information.
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING
The Commodore Independence® (Current Contract)
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING
The Commodore Advantage® (Current Contract)
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING

8

APPENDIX B: PORTFOLIOS

Portfolio / Adviser	Investment Objective / Strategy
AIM Variable Insurance Funds

AIM V.I. Dynamics Fund — Series I Shares Advisor — A I M Advisors, Inc.	The fund seeks long-term capital growth. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 65% of its net assets in common stocks of mid-size companies. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. The fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.

Janus Aspen Series

Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio may have significant exposure to emerging markets.

The Timothy Plan Variable Series

The Timothy Plan Conservative Growth VS Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Conservative Growth Variable Series is to seek moderate levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards, are referred to as “excluded securities.”

The Timothy Plan Strategic Growth VS Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Strategic Growth Variable Series is to seek medium to high levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards, are referred to as “excluded securities.”

9

Portfolio / Adviser	Investment Objective / Strategy
The Timothy Plan Small-Cap Variable Series Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Small-Cap Variable Series is to seek long-term capital growth, with a secondary objective of current income. The Portfolio seeks to achieve its objectives while abiding by ethical standards established for investments by the Portfolio. The securities in which the Portfolio is precluded from investing, by virtue of the Portfolio’s ethical standards, are referred to as excluded securities.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE INDEPENDENCE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED May 1, 2007
Annuity Investors Life Insurance Company® (the “Company,” “we,” “our” or “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2007, for The Coowmmodore Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTIONS: FIVE-YEAR GUARANTEED INTEREST RATE OPTION AND SEVEN-YEAR GUARANTEED INTEREST RATE OPTION (THE “UNAVAILABLE FIXED ACCOUNT OPTIONS”). AS OF MAY 1, 2007, YOU WILL NOT BE ABLE TO TRANSFER AMOUNTS TO EITHER OF THE UNAVAILABLE FIXED ACCOUNT OPTIONS. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE UNAVAILABLE FIXED ACCOUNT OPTIONS DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.
The Statement of Additional Information (“SAI”) dated May 1, 2007, contains more information about the Separate Account and the Contract. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Independence® is 333-51955.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.
These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured
•	The Contracts are obligations of the Company and not of the bank or credit union
•	The bank or credit union does not guarantee the Company’s obligations under the Contracts
•	The Contracts involve investment risk and may lose value

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT® , THE COMMODORE ADVANTAGE® AND
THE COMMODORE INDEPENDENCE®
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007
This Statement of Additional Information supplements the current prospectuses for The Commodore Spirit®, The Commodore Advantage® and The Commodore Independence® Variable Annuity Contracts (collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® (the “Company,” “we,” “us” or “our”) through Annuity Investors® Variable Account B (“Separate Account”). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of the prospectus applicable to your contract dated May 1, 2007, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance Company® (the “Company,” “we,” “us” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc., a publicly traded insurance holding company (“GAFRI”) (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.
SERVICES
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.
We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner’s last known address.
Experts
The financial statements of the Separate Account at December 31, 2006 and for the periods then ended, and of the Company at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

3

DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts registered under numbers 333-19725 (The Commodore Spirit®) and 333-51971 (The Commodore Advantage®) is expected to be continuous. Although we do not anticipate discontinuing the offering of these Contracts, we reserve the right to discontinue offering one or both of the Contracts.
The offering of The Commodore Independence®, the Contract registered under number 333-51955, has been suspended due to an actual lapse rate that significantly exceeded the Depositor’s expectation. Additional purchase payments may be made to this Contract by existing Contract or Certificate owners. Although we do not anticipate any further offering of this Contract to new purchasers, we reserve the right to resume offering this Contract.
The approximate commissions received and retained by Great American Advisors®, Inc.(“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING

			Year Ended
Contract and	12/31/2006		12/31/2006		12/31/2004
Registration No.	Received	Retained	Received	Retained	Received	Retained
The Commodore Spirit® 333-19725			$1,469,320	$578,381	$1,709,579	$593,096
The Commodore Advantage® 333-51955			$349,460	$190,891	$356,599	$99,760
The Commodore Independence® 333-51971			$176,464	$159,075	$195,841	$158,863
CALCULATION OF PERFORMANCE INFORMATION
Money Market Subaccount Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, we computes the Money Market Subaccount’s current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:
BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value (“AUV”)for the
Money Market Subaccount over a 7-day period determined as follows:
AUV at end of 7-day period — AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily

4

attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges and administration charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, and administration charges the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.
The Securities and Exchange Commission also permits us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1
The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2006 are as follows:
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING

Total Separate
Contract and Registration No.	Account Charges	Yield	Effective Yield
The Commodore Spirit®

333-19725

The Commodore Independence®

333-51955

The Commodore Advantage®

333-51971

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract. You may obtain current 7-day yield information for the Money Market Subaccount by calling the our Administrative Office toll free at 1-800-789-6771.
Average Annual Total Return Calculation
We may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n = ERV
Where:

5

P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

n	=	number of years

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or Certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not Contract (or Certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.
Cumulative Total Return Calculation
We may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) – 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the Contract (or Certificate) maintenance fee, for the period

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

P	=	a hypothetical initial payment of $1,000
Although cumulative total return can be presented in either standardized or non-standardized form, we currently advertise only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no Contract (or Certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

6

TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING

7

Standardized Average Annual Total Return Data

(Data reflects deduction of all recurring charges including contingent	The Commodore Spirit®
deferred sales charges and contract (or certificate) maintenance fees —	S.E.C. File No.
data is the same for all Standard Contracts).	333-19725
Standard[1]
Contracts
From Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)
AIM V.I. Dynamics Fund-Series I4
AIM V.I. Financial Services Fund-Series I
AIM V.I. Global Health Care Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I3
AIM V.I. Small Company Growth Fund-Series I4
American Century VP Large Company Value-Class I3
American Century VP Mid Cap Value-Class I3
American Century VP Ultra®-Class I3
American Century VP VistaSM-Class I3
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares
Dreyfus VIF. Appreciation Portfolio-Initial Shares
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares
Dreyfus VIF Growth and Income Portfolio-Initial Shares
Dreyfus VIF. Money Market Portfolio-Initial Shares
DWS Equity 500 Index VIP
DWS Small Cap Index VIP-Class A8
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund/VA-Initial Shares[3]
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]
Oppenheimer Main Street Fund/VA-Initial Shares[3]
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio[6]
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]
Old Mutual Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio
PIMCO VIT Real Return Portfolio-Administrative Class[3]
PIMCO VIT Total Return Portfolio-Administrative Class[3]
The Timothy Plan Conservative Growth Variable Series[9]
The Timothy Plan Small Cap Variable Series[9]
The Timothy Plan Strategic Growth Variable Series[9]
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Opportunity Fund

8

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

9

Standardized Average Annual Total Return Data

(Data reflects deduction of all recurring charges including contingent	The Commodore Spirit®
deferred sales charges and contract (or certificate) maintenance fees —	S.E.C. File No.
data is the same for all Standard Contracts).	333-19725
Enhanced[1] Contracts
From Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)
AIM V.I. Dynamics Fund-Series I4
AIM V.I. Financial Services Fund-Series I
AIM V.I. Global Health Care Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I3
AIM V.I. Small Company Growth Fund-Series I4
American Century VP Large Company Value-Class I3
American Century VP Mid Cap Value-Class I3
American Century VP Ultra®-Class I3
American Century VP VistaSM-Class I3
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares
Dreyfus VIF. Appreciation Portfolio-Initial Shares
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares
Dreyfus VIF Growth and Income Portfolio-Initial Shares
Dreyfus VIF. Money Market Portfolio-Initial Shares
DWS Equity 500 Index VIP
DWS Small Cap Index VIP-Class A8
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund/VA-Initial Shares[3]
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]
Oppenheimer Main Street Fund/VA-Initial Shares[3]
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio[6]
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]
Old Mutual Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio
PIMCO VIT Real Return Portfolio-Administrative Class[3]
PIMCO VIT Total Return Portfolio-Administrative Class[3]
The Timothy Plan Conservative Growth Variable Series[9]
The Timothy Plan Small Cap Variable Series[9]
The Timothy Plan Strategic Growth Variable Series[9]
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Opportunity Fund

10

1/	Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

11

Standardized Average Annual Total Return Data

(Data reflects deduction of all recurring charges including	The Commodore Advantage®
contingent deferred sales charges and contract (or certificate)	S.E.C. File No.
maintenance fees — data is the same for all Standard Contracts).	333-51971
Standard[1] Contracts
From
Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)
AIM V.I. Dynamics Fund-Series I4
AIM V.I. Financial Services Fund-Series I
AIM V.I. Global Health Care Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I3
AIM V.I. Small Company Growth Fund-Series I4
American Century VP Large Company Value-Class I3
American Century VP Mid Cap Value-Class I3
American Century VP Ultra®-Class I3
American Century VP VistaSM-Class I3
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares
Dreyfus VIF. Appreciation Portfolio-Initial Shares
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares
Dreyfus VIF Growth and Income Portfolio-Initial Shares
Dreyfus VIF. Money Market Portfolio-Initial Shares
DWS Equity 500 Index VIP
DWS Small Cap Index VIP-Class A8
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund/VA-Initial Shares[3]
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]
Oppenheimer Main Street Fund/VA-Initial Shares[3]
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio[6]
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]
Old Mutual Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio
PIMCO VIT Real Return Portfolio-Administrative Class[3]
PIMCO VIT Total Return Portfolio-Administrative Class[3]
The Timothy Plan Conservative Growth Variable Series[9]
The Timothy Plan Small Cap Variable Series[9]
The Timothy Plan Strategic Growth Variable Series[9]
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Opportunity Fund

12

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.
2/ From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.
3/ From Subaccount inception date (11/30/04) to 12/31/2006.
4/ From Subaccount inception date (8/23/97) to 12/31/2006.
5/ From Subaccount inception date (9/21/99) to 12/31/2006.
6/ From Subaccount inception date (11/30/98) to 12/31/2006.
7/ From Subaccount inception date (10/28/97) to 12/31/2006.
8/ From Subaccount inception date (8/22/97) to 12/31/2006.
9/ From Subaccount inception date (5/01/02) to 12/31/2006.

13

Standardized Average Annual Total Return Data

(Data reflects deduction of all recurring charges including	The Commodore Independence®
contingent deferred sales charges and contract (or certificate)	S.E.C. File No.
maintenance fees — data is the same for all Standard Contracts).	333-51955
Standard[1] Contracts
From
Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)
AIM V.I. Dynamics Fund-Series I4
AIM V.I. Financial Services Fund-Series I
AIM V.I. Global Health Care Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I3
AIM V.I. Small Company Growth Fund-Series I4
American Century VP Large Company Value-Class I3
American Century VP Mid Cap Value-Class I3
American Century VP Ultra®-Class I3
American Century VP VistaSM-Class I3
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares
Dreyfus VIF. Appreciation Portfolio-Initial Shares
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares
Dreyfus VIF Growth and Income Portfolio-Initial Shares
Dreyfus VIF. Money Market Portfolio-Initial Shares
DWS Equity 500 Index VIP
DWS Small Cap Index VIP-Class A8
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund/VA-Initial Shares[3]
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]
Oppenheimer Main Street Fund/VA-Initial Shares[3]
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio[6]
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]
Old Mutual Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio
PIMCO VIT Real Return Portfolio-Administrative Class[3]
PIMCO VIT Total Return Portfolio-Administrative Class[3]
The Timothy Plan Conservative Growth Variable Series[9]
The Timothy Plan Small Cap Variable Series[9]
The Timothy Plan Strategic Growth Variable Series[9]
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Opportunity Fund

14

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

15

Non Standardized Average Annual Total Return Data

(Data reflects deduction of mortality and expense risk charges, but	The Commodore Spirit®
not contingent deferred sales charges or contract (or certificate)	S.E.C. File No.
maintenance fees — data is the same for all Standard Contracts).	333-19725
Standard[1]Contracts
From
Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)
AIM V.I. Dynamics Fund-Series I4
AIM V.I. Financial Services Fund-Series I
AIM V.I. Global Health Care Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I3
AIM V.I. Small Company Growth Fund-Series I4
American Century VP Large Company Value-Class I3
American Century VP Mid Cap Value-Class I3
American Century VP Ultra®-Class I3
American Century VP VistaSM-Class I3
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares
Dreyfus VIF. Appreciation Portfolio-Initial Shares
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares
Dreyfus VIF Growth and Income Portfolio-Initial Shares
Dreyfus VIF. Money Market Portfolio-Initial Shares
DWS Equity 500 Index VIP
DWS Small Cap Index VIP-Class A8
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund/VA-Initial Shares[3]
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]
Oppenheimer Main Street Fund/VA-Initial Shares[3]
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio[6]
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]
Old Mutual Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio
PIMCO VIT Real Return Portfolio-Administrative Class[3]
PIMCO VIT Total Return Portfolio-Administrative Class[3]
The Timothy Plan Conservative Growth Variable Series[9]
The Timothy Plan Small Cap Variable Series[9]
The Timothy Plan Strategic Growth Variable Series[9]
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Opportunity Fund

16

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

17

Non Standardized Average Annual Total Return Data

(Data reflects deduction of mortality and expense risk charges, but	The Commodore Spirit®
not contingent deferred sales charges or contract (or certificate)	S.E.C. File No.
maintenance fees — data is the same for all Standard Contracts).	333-19725
Enhanced[1] Contracts
From
Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)
AIM V.I. Dynamics Fund-Series I4
AIM V.I. Financial Services Fund-Series I
AIM V.I. Global Health Care Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I3
AIM V.I. Small Company Growth Fund-Series I4
American Century VP Large Company Value-Class I3
American Century VP Mid Cap Value-Class I3
American Century VP Ultra®-Class I3
American Century VP VistaSM-Class I3
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares
Dreyfus VIF. Appreciation Portfolio-Initial Shares
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares
Dreyfus VIF Growth and Income Portfolio-Initial Shares
Dreyfus VIF. Money Market Portfolio-Initial Shares
DWS Equity 500 Index VIP
DWS Small Cap Index VIP-Class A8
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund/VA-Initial Shares[3]
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]
Oppenheimer Main Street Fund/VA-Initial Shares[3]
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio
Old Mutual Mid-Cap (formerly Liberty Ridge MidCap) Portfolio[6]
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]
Old Mutual Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio
PIMCO VIT Real Return Portfolio-Administrative Class[3]
PIMCO VIT Total Return Portfolio-Administrative Class[3]
The Timothy Plan Conservative Growth Variable Series[9]
The Timothy Plan Small Cap Variable Series[9]
The Timothy Plan Strategic Growth Variable Series[9]
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Opportunity Fund

18

1/	Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

19

Non Standardized Average Annual Total Return Data

(Data reflects deduction of mortality and expense risk charges, but	The Commodore Advantage®
not contingent deferred sales charges or contract (or certificate)	S.E.C. File No.
maintenance fees — data is the same for all Standard Contracts).	333-51971
Standard[1] Contracts
From Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)
AIM V.I. Dynamics Fund-Series I4
AIM V.I. Financial Services Fund-Series I
AIM V.I. Global Health Care Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I3
AIM V.I. Small Company Growth Fund-Series I4
American Century VP Large Company Value-Class I3
American Century VP Mid Cap Value-Class I3
American Century VP Ultra®-Class I3
American Century VP VistaSM-Class I3
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares
Dreyfus VIF. Appreciation Portfolio-Initial Shares
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares
Dreyfus VIF Growth and Income Portfolio-Initial Shares
Dreyfus VIF. Money Market Portfolio-Initial Shares
DWS Equity 500 Index VIP
DWS Small Cap Index VIP-Class A8
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund/VA-Initial Shares[3]
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]
Oppenheimer Main Street Fund/VA-Initial Shares[3]
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio
Old Mutual Mid-Cap (formerly Liberty Ridge MidCap) Portfolio[6]
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]
Old Mutual Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio
PIMCO VIT Real Return Portfolio-Administrative Class[3]
PIMCO VIT Total Return Portfolio-Administrative Class[3]
The Timothy Plan Conservative Growth Variable Series[9]
The Timothy Plan Small Cap Variable Series[9]
The Timothy Plan Strategic Growth Variable Series[9]
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Opportunity Fund

20

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

21

Non Standardized Average Annual Total Return Data

(Data reflects deduction of mortality and expense risk charges, but	The Commodore Independence®
not contingent deferred sales charges or contract (or certificate)	S.E.C. File No.
maintenance fees — data is the same for all Standard Contracts).	333-51971
Standard[1] Contracts
From
Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)
AIM V.I. Dynamics Fund-Series I4
AIM V.I. Financial Services Fund-Series I
AIM V.I. Global Health Care Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I3
AIM V.I. Small Company Growth Fund-Series I4
American Century VP Large Company Value-Class I3
American Century VP Mid Cap Value-Class I3
American Century VP Ultra®-Class I3
American Century VP VistaSM-Class I3
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares
Dreyfus VIF. Appreciation Portfolio-Initial Shares
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares
Dreyfus VIF Growth and Income Portfolio-Initial Shares
Dreyfus VIF. Money Market Portfolio-Initial Shares
DWS Equity 500 Index VIP
DWS Small Cap Index VIP-Class A8
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund/VA-Initial Shares[3]
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]
Oppenheimer Main Street Fund/VA-Initial Shares[3]
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap
Growth) Portfolio
Old Mutual Mid-Cap (formerly Liberty Ridge MidCap) Portfolio[6]
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]
Old Mutual Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio
PIMCO VIT Real Return Portfolio-Administrative Class[3]
PIMCO VIT Total Return Portfolio-Administrative Class[3]
The Timothy Plan Conservative Growth Variable Series[9]
The Timothy Plan Small Cap Variable Series[9]
The Timothy Plan Strategic Growth Variable Series[9]
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Opportunity Fund

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

22

OTHER PERFORMANCE MEASURES
Any of the Contracts may be compared in advertising materials to certificates of deposit (“CDs”) or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, we do not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.
Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts’ particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by us or GAA.
The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.
Ibbotson Associates of Chicago, Illinois (“Ibbotson”), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.
Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount’s, or its underlying Portfolio’s, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

23

BENEFIT UNITS — TRANSFER FORMULAS
Transfer of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:
The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).
The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
= UNIT1 – BU1 (trans)
The number of Benefit Units transferred to the new Subaccount is BU2 (trans).
BU2 (trans) = BU1 (trans) * BUV1/BUV2.
The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
= UNIT2 + BU2 (trans).
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
Where:
BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.
BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.
BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.
UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

24

FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.
Taxation of Separate Account Income
We are taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from us, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, we believe that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, we do not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in us being taxed on income or gains attributable to the Separate Account, then we may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

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The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, we do not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. We therefore reserve the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2006 and for the years ended December 31, 2006 and 2005, and the Company’s audited financial statements at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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FINANCIAL STATEMENTS
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING

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PART C	Independence (02/07)
Other Information

Information in Part C will be updated by post-effective amendment.
1	Note: This Part C contains information related to The Commodore Independence Variable Contract, (File No. 333-51955) and Annuity Investors Variable Account B.
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors Variable Account B. 1/

(2)	Not Applicable.

(3)	(a) Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/
(i)	Amended Schedule 1 to Distribution Agreement. 3/
(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 5/
(4)	Individual and Group Contract Forms, Endorsements and Riders.
(a)	Form of No-Load Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 3/

(b)	Form of No-Load Non-Qualified Individual Flexible Deferred Variable Annuity Contract. 3/

(c)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

(d)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

(e)	Form of Roth IRA Endorsement to Qualified Individual Contract. 3/

(f)	Form of Employer Plan Endorsement to Qualified Individual Contract. 3/

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(g)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

(h)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

(i)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/

(j)	Form of Texas Optional Retirement Program Endorsement to Individual Contract. 2/

(k)	Form of Long-Term Care Waiver Rider to Individual Contract. 2/

(l)	Form of Loan Endorsement to Individual Contract. 3/

(m)	Form of Group Flexible Premium Deferred Variable Annuity Contract. 10/

(n)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract. 10/

(o)	Form of Loan Endorsement to Group Contract. 2/

(p)	Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

(q)	Form of Tax Sheltered Annuity Endorsement to Group Contract. 7/

(r)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(s)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 7/

(t)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract. 2/

(u)	Form of Employer Plan Endorsement to Group Contract. 7/

(v)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 7/

(w)	Form of Deferred Compensation Endorsement to Group Contract. 2/

(x)	Form of Deferred Compensation Endorsement to Certificate of Participation a Group Contract. 2/

(y)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 2/

2

(z)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 2/
(aa)	Form of Governmental Section 457 Plan Endorsement to Group Contract. 7/
(bb)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 7/
(cc)	Form of Successor Owner Endorsement to Group Contract. 10/
(dd)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 10/
(ee)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 10/
(ff)	Revised Form of Employer Plan Endorsement to Group Contract. 3/
(gg)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/
(hh)	Form of Individual Retirement Annuity Endorsement to Group Contract. 6/
(ii)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/
(jj)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 6/
(kk)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/
(ll)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 6/
(mm)	Form of Roth Individual Retirement Endorsement to Certificate of Participation under a Group Contract. 6/
(nn)	Form of Unisex Endorsement to Non-Qualified Individual Contract. 6/
(oo)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (P1813206). 17/
(pp)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G2010407). 17/
(qq)	Form of Certificate of Participation Under a Group Flexible Premium Deferred Variable Annuity Contract (C2010507). 17/
(rr)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract. 17/

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(ss)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract. 17/

(tt)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract. (Rider will be filed by post-effective amendment)

(uu)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract. (Rider will be filed by post-effective amendment)
(5)	Applications.
(a)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 3/

(b)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 8/

(c)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(d)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 8/
(6)	(a) Articles of Incorporation of Annuity Investors Life Insurance Company.® 1/
(i)	Amendment to Articles of Incorporation, adopted April 9, 1996.2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996. 2/

(iii)	Approval by Secretary of State of Ohio on December 3, 1996. 2/
(b)	Code of Regulations of Annuity Investors Life Insurance Company®. 5/
(7)	Not Applicable.
(8)	(a) Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/
(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/
(b)	Participant Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/
(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/
(c)	Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(d)	Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/

4

(i)	Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(ii)	Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company. 16/
(e)	Letter of Agreement between Annuity Investors Life Insurance Company® and Wells Fargo Funds Distributor, LLC and in some cases Wells Fargo Funds Management, LLC on behalf of the Wells Fargo Fund Family. 15/
(f)	Participation Agreement between Annuity Investors Life Insurance Company® and INVESCO Variable Investment Funds, Inc. 2/
(i)	Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and INVESCO Variable Investment Funds, Inc. 2/

(ii)	Amendment dated October 31, 2001 by and between Annuity Investors Life Insurance Company®, INVESCO Funds Groups, Inc. and INVESCO Variable Investment Funds, Inc. 14/

(iii)	Amendment to Amended and Restated Fund Participation Agreement effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company®, INVESCO Funds Groups, Inc. and INVESCO Variable Investment Funds, Inc. 14/
(g)	Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.) 3/
(i)	Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds Inc.) 3/
(h)	Participation Agreement between Annuity Investors Life Insurance Company® and PBHG Insurance Series Fund, Inc. 2/
(i)	Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Investors Life Insurance Company®. 14/
(i)	Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

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(j)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/
(k)	Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/
(m)	Service Agreement between Annuity Investors Life Insurance Company® and Pilgrim Baxter & Associates, Ltd. 2/
(n)	Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. Annuity Investors Life Insurance Company. ® 2/
(o)	Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 2/
(p)	Service Agreement between INVESCO Funds Inc. and Annuity Investors Life Insurance Company®. 4/
(q)	Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/
(r)	Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company®. 4/
(s)	Participation Agreement between Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investments) and Annuity Investors Life Insurance Company®. 9/
(t)	Service Agreement between Deutsche Asset Management and Annuity Investors Life Insurance Company®. 9/
(u)	Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company. ® 13/
(i)	Amendment effective January 12, 2006 among Annuity Investors Life Insurance Company, The Timothy Plan Variable Series and Timothy Partners, Ltd. to Participation Agreement. 16/
(v)	Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.® 13/
(w)	Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 15/

6

(x)	Participation Agreement among Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC, and Annuity Investors Life Insurance Company dated December 21, 2005. 16/

(y)	Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 16/
(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm.

(Consent will be filed by post-effective amendment.)

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 17/

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on December 23, 1996.

2/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, on June 3, 1997.

3/	Filed with and incorporated by reference to Form N-4 on May 6, 1998.

4/	Filed with and incorporated by reference to Pre-Effective Amendment No. 1 on July 6, 1998.

5/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on November 17, 1998.

6/	Incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 1, 1999.

7/	Incorporated by reference to Post-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 27, 1998.

8/	Incorporated by reference to Post-Effective Amendment No. 2, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 29, 1998.

7

9/	Incorporated by reference to Post-Effective Amendment No. 5, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 26, 1999.
10/	Filed with and incorporated by reference to Post Effective Amendment No. 1 on February 26, 1999.
11/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 28, 2000.
12/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2001.
13/	Incorporated by reference to Post-Effective Amendment No. 9 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2002.
14/	Incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on or about April 29, 2004.
15/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299, on or about April 29, 2005.
16/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 33-19725, 1940 Act File No. 811-08017, on April 28, 2006.
17/	Filed herewith.

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Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

	Principal Business	Positions and Offices With the
Name	Address	Company

Stephen Craig Lindner	(1)	Director
Christopher P. Miliano	(1)	Director
Mark Francis Muething	(1)	Director and Executive Vice President, General Counsel & Secretary
Michael J. Prager	(1)	Director
Charles R. Scheper	(1)	Director and President & Chief Executive Officer
Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer
Mathew Dutkiewicz	(1)	Senior Vice President
Adrienne Kessling	(1)	Senior Vice President-Operations
Catherine A. Crume	(1)	Vice President
John P. Gruber	(1)	Vice President
James L. Henderson	(1)	Vice President
John O’Shaughnessy	(1)	Vice President & Actuary
Gary L. Peters	(1)	Vice President-Variable Annuity Sales
Dale Herr	(1)	Assistant Vice President & Actuary
D. Quentin Reynolds	(1)	Assistant Vice President
Rebecca J. Schriml	(1)	Assistant Vice President
Richard Sutton	(1)	Assistant Vice President & Chief Actuary
Robert D. Davis	(1)	Assistant Vice President
William C. Ellis	(1)	Assistant Treasurer
Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

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Item 26. Persons Controlled By or Under Common Control with the Depositor and Registrant
The Depositor, Annuity Investors Life Insurance Company® is a wholly-owned subsidiary of Great American® Life Insurance Company, which is a wholly-owned subsidiary of Great American Financial Resources®, Inc. (f/k/a American Annuity Group, SM Inc.)
Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:
(Chart will be filed by post-effective amendment.)

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Item 27. Number of Contract Owners and Certificate Owners
As of March 31, 2007, there were                      Individual Contract Owners of which                      contracts were qualified and                      contracts were non-qualified.
As of March 31, 2007, there were                     Participants (Certificate Owners) in                     Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending                                         .The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

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Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account B.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.
James Lee Henderson (1)	President — Chief Compliance Officer
James T. McVey (1)	Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Fred J. Runk (1)	Assistant Treasurer

(1) 525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained at the Administrative Office.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

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(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

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SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 21st of February, 2007
ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)
By: /s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)
By: /s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director
As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper	Chief Executive Officer and Director	February 21, 2007
Charles R. Scheper*

/s/ Richard L. Magoteaux	Treasurer	February 21, 2007
Richard L. Magoteaux*

/s/ Stephen Craig Lindner	Director	February 21, 2007
Stephen Craig Lindner*

/s/ Christopher Miliano	Director	February 21, 2007
Christopher Miliano*

/s/ Mark Francis Muething	Director	February 21, 2007
Mark Francis Muething*

/s/ Michael J. Prager	Director	February 21, 2007
Michael J. Prager*

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact		February 21, 2007

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit
4.	Individual and Group Contract Forms, Endorsements and Riders.

(oo) Form of Individual Flexible Premium Deferred Variable Annuity Contract (P1813206).

(pp) Form of Group Flexible Premium Deferred Variable Annuity Contract (G2010407).

(qq) Form of Certificate of Participation Under a Group Flexible Premium Deferred Variable Annuity Contract (C2010507).

(rr) Form of Guaranteed Lifetime Withdrawal Benefit Rider.

(ss) Form of Guaranteed Minimum Withdrawal Benefit Rider.

99.	Powers of Attorney.

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